 As filed with the Securities and Exchange Commission on February 14, 1996
                                     1933 Act Registration No. 33-33231
                                     1940 Act Registration No. 811-4587

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment No. ____         [_____]

                    Post-Effective Amendment No. 13          [  X  ]
                                                ----          -----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 12
                        --

                       (Check appropriate box or boxes.)

                PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
               (Exact name of registrant as specified in charter)

                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)

      Registrant's telephone number, including area code:  (212) 713-2000

                             GREGORY K. TODD, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W.; 2nd Floor
                          Washington, D.C.  20036-1800
                           Telephone:  (202) 778-9000

     It is proposed that this filing will become effective:

     ____ Immediately upon filing pursuant to Rule 485(b)
     ____ On ___________________  pursuant to Rule 485(b)
     _X__ 60 days after filing pursuant to Rule 485(a)(i) ____ On ___________________ pursuant to Rule 485(a)(i)
     ____ 75  days  after  filing pursuant to Rule 485(a)(ii)
     ____ On ___________________  pursuant to Rule 485(a)(ii)

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on May 26, 1995.

                PaineWebber Financial Services Growth Fund Inc.

                       Contents of Registration Statement


       This registration statement consists of the following papers and documents:

       Cover Sheet

       Contents of Registration Statement

       Cross Reference Sheet

       Class A, B and C Shares of:

               PaineWebber Financial Services Growth Fund Inc.
               -----------------------------------------------
               Part A - Prospectus
               Part B - Statement of Additional Information

       Part C - Other Information

       Signature Page

       Exhibits

                PaineWebber Financial Services Growth Fund Inc.

                        Form N-1A Cross Reference Sheet


Part A Item No.
and Caption                           Prospectus Caption
---------------                       ------------------

1.  Cover Page......................  Cover Page
2.  Synopsis........................  The Funds at a Glance;
                                      Expense Table
3.  Condensed Financial               Financial Highlights;
    Information.....................  Performance
4.  General Description of            The Funds at a Glance;
    Registrant......................  Investment Objective and
                                      Policies; Investment
                                      Philosophy and Process; The
                                      Funds' Investments; General
                                      Information
5.  Management of the Fund..........  Management; General
                                      Information
6.  Capital Stock and Other           Cover Page; Flexible
    Securities......................  Pricing; Dividends and
                                      Taxes; General Information
7.  Purchase of Securities            How to Buy Shares; Other
    Being Offered...................  Services; Determining the
                                      Shares' Net Asset Value
8.  Redemption or Repurchase........  How to Sell Shares; Other
                                      Services
9.  Pending Legal Proceedings.......  Not Applicable


Part B Item No.                       Statement of Additional
 and Caption                          Information Caption
---------------                       -----------------------

10.  Cover Page.....................  Cover Page

Part B Item No.                    Statement of Additional
and Caption                          Information Caption
---------------                    -----------------------

11.  Table of Contents...........  Table of Contents
12.  General Information and
     History.....................  Other Information

13.  Investment Objective and      Investment Policies and
     Policies....................  Restrictions; Hedging
                                   Strategies; Portfolio
                                   Transactions
14.  Management of the Fund......  Trustees and Officers;
                                   Principle Shareholders
15.  Control Persons and
     Principal Holders of          Trustees and Officers;
     Securities..................  Principle Shareholders

16.  Investment Advisory and       Investment Advisory and
     Other Services..............  Distribution Arrangements;
                                   Other Information
17.  Brokerage Allocation........  Portfolio Transactions
18.  Capital Stock and Other       Conversion of Class B
     Securities..................  Shares; Other Information
19.  Purchase, Redemption and      Reduced Sales Charges,
     Pricing of Securities         Additional Exchange and
     Being Offered...............  Redemption Information and
                                   Other Services; Valuation
                                   of Shares
20.  Tax Status..................  Taxes
21.  Underwriters................  Distribution Arrangements
22.  Calculation of Performance
     Data........................  Performance Information
23.  Financial Statements........  Financial Statements

Part C
------

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PAINEWEBBER CAPITAL APPRECIATION FUND

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

PAINEWEBBER UTILITY INCOME FUND


             1285 Avenue of the Americas, New York, New York, 10019

                              Prospectus -- [Date]
________________________________________________________________________________

The PaineWebber Equity Funds covered in this prospectus are designed for investors generally seeking capital appreciation. PaineWebber Capital Appreciation Fund seeks long-term capital appreciation by investing primarily in equity securities of medium-sized companies. PaineWebber Financial Services Growth Fund focuses on long-term capital appreciation by purchasing primarily equity securities of companies in the financial services industries. PaineWebber Utility Income Fund seeks to provide current income and capital appreciation by investing primarily in equity securities and debt instruments of companies in the utility industries.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

A Statement of Additional Information dated [Date] has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

        _______________________________________________
         TABLE OF CONTENTS
         The Funds at a Glance              page   2
         Expense Table                             4
         Financial Highlights                      6
         Investment Objective & Policies           15
         Investment Philosophy & Process           16
         Performance                               17
         The Fund's Investments                    19
         Flexible Pricing/SM/                      22
         How to Buy Shares                         24
         How to Sell Shares                        26
         Other Services                            26
         Management                                27
         Determining the Shares' Net Asset Value   29
         Dividends & Taxes                         29
         General Information                       30
        _______________________________________________

________________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 THE FUNDS AT A GLANCE

CAPITAL APPRECIATION FUND
-------------------------

GOAL: To increase the value of your investment by investing primarily in the equity securities of medium-sized domestic and foreign companies selected primarily on the basis of earnings growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Medium-sized companies may have higher earnings growth rates than larger companies, offering the potential for greater returns. However, the greater potential of these companies may entail greater market volatility and risks of adverse financial developments. The Fund may use derivatives, such as options, futures and foreign currency contracts in its hedging activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On December 31, 1995, the Fund had over $252 million in assets.

FINANCIAL SERVICES GROWTH FUND
------------------------------

GOAL: To increase the value of your investment by investing primarily in the equity securities of financial services companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund's concentration in the banking, thrift, insurance and other financial services industries makes it subject to greater risk and volatility than equity funds that are more diversified, and the Fund's shares will be affected by economic, legislative and regulatory developments affecting the financial services industries. The Fund may use derivatives, such as options, futures and foreign currency contracts in its hedging activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On December 31, 1995, the Fund had over $99 million in assets.

UTILITY INCOME FUND
-------------------

GOAL: To increase the value of your investment and provide current income by investing primarily in income-producing equity securities and bonds of domestic and foreign companies engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas or water.

INVESTMENT OBJECTIVE: Current income and capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund's concentration in the utility industries makes it subject to greater risk and volatility than funds that are more diversified, and the Fund's shares will be affected by economic, competitive and regulatory developments in those industries. The Fund may use derivatives, such as options, futures and foreign currency contracts in its hedging activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On December 31, 1995, the Fund had over $61 million in assets.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins" or "Investment Adviser"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of the Capital Appreciation Fund, the Financial Services Growth Fund, and the Utility Income Fund (each a "Fund" and, collectively, the "Funds"). Mitchell Hutchins has appointed Denver Investment Advisors, LLC ("Investment Sub-Adviser" or "Denver Investments") as the investment sub-adviser for the Capital Appreciation Fund.

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

WHO SHOULD INVEST

CAPITAL APPRECIATION FUND is for investors who want long-term capital appreciation through investment primarily in the equity securities of medium-sized domestic and foreign companies. Equity securities of small- and medium-sized companies offer investors the potential for greater returns than larger companies but are typically more volatile. Accordingly, Capital Appreciation Fund is designed for investors seeking long-term growth who are able to bear the risks that come with investments in the equity securities of such companies.

FINANCIAL SERVICES GROWTH FUND is for investors who want long-term capital appreciation through investment primarily in the equity securities of financial services companies, including banks, thrift institutions ("thrifts"), insurance companies, commercial finance companies, consumer finance companies, brokerage companies, investment management companies and their holding companies. Accordingly, Financial Services Growth Fund is designed for investors who are seeking long-term growth for a portion of their investments and who can assume the risks of greater fluctuation of market value resulting from a portfolio concentrated in the financial services industries.

UTILITY INCOME FUND is for investors who are seeking both current income and capital appreciation through investments in equity securities and bonds in domestic and foreign electric, telecommunications, gas and water industries. Accordingly, Utility Income Fund is designed for conservative investors who are seeking income, as well as capital growth through utility stocks and bonds, traditionally viewed as conservative investments.

These Funds are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance a child's college education, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price). Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this Class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses they pay for Class C shares are higher than for Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of the purchase date. Class C shares never convert to any other class of shares.
                                  -


                                 EXPENSE TABLE

The following tables are intended to assist investors in understanding the expenses associated with investing in the Funds. Expenses shown below represent those incurred for the most recent fiscal year.

                                                                   Class A   Class B   Class C
                                                                   --------  --------  --------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
Maximum Sales Charge on Purchases of Shares (as a % of offering
price)...........................................................   4.50%    None      None

Sales Charge on Reinvested Dividends (as a % of offering price)..   None      None      None

Maximum Contingent Deferred Sales Charge (as a % of redemption
proceeds)........................................................   None      5%        1%

Exchange Fee.....................................................   $5.00     $5.00     $5.00

ANNUAL FUND OPERATING EXPENSES
------------------------------
(as a percentage of average net assets)

CAPITAL APPRECIATION FUND........................................     1.00%     1.00%    1.00%
   Management Fees...............................................     0.25      1.00     1.00
   12b-1 Fees(1).................................................     0.33      0.34     0.35
                                                                     -----     -----    -----
   Other Expenses................................................     1.58%     2.34%    2.35%
    Total Operating Expenses.....................................    =====     =====    =====

FINANCIAL SERVICES GROWTH FUND
   Management Fees
   12b-1 Fees (1)................................................     0.70%     0.70%    0.70%
   Other Expenses................................................     0.25      1.00     1.00
    Total Operating Expenses.....................................     0.50      0.52     0.53
                                                                     -----     -----    -----
                                                                      1.45%     2.22%    2.23%
                                                                     =====     =====    =====
UTILITY INCOME FUND
   Management Fees...............................................     0.70%     0.70%    0.70%
   12b-1 Fees (1)................................................     0.25      1.00     1.00
   Other Expenses................................................     0.54      0.53     0.54
                                                                     -----     -----    -----
    Total Operating Expenses.....................................     1.49%     2.23%    2.24%
                                                                     =====     =====    =====

CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to a sales charge. However, if such shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the net asset value or cost of the shares sold, whichever is less, is imposed on the sale.

CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.

CLASS C SHARES: A contingent deferred sales charge of 1% of the net asset value or cost of the shares sold, whichever is less, will be applied to sales of shares within one year of purchase.

The management fee payable to Mitchell Hutchins by the Capital Appreciation Fund is greater than those paid by most funds. 12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. The fees are the same for all three Funds. 12b-1 fees have two components, as follows:


                                      CLASS A         CLASS B      CLASS C
                                      -------         -------      -------
12b-1 service fees........               0.25%          0.25%       0.25%
12b-1 distribution fees...               0.00           0.75        0.75


For more information, see "Management" and "Purchases."

EXAMPLE OF EFFECT OF FUND EXPENSES

The following example should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the example is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. This example should not be considered a representation of past or future expenses. Actual expenses of the Fund may be more or less than those shown.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return.

CAPITAL APPRECIATION FUND

EXAMPLE                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------                                                   ------  -------  -------  --------

Class A.................................................     $60     $ 93     $127      $224

Class B (Assuming sale of all shares at end of period)..     $74     $103     $145      $231

Class B (Assuming no sale of shares)....................     $24     $ 73     $125      $231

Class C (Assuming sale of all shares at end of period)..     $34     $ 73     $126      $269

Class C (Assuming no sale of shares)....................     $24     $ 73     $126      $269


FINANCIAL SERVICES GROWTH FUND
EXAMPLE                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------                                                   ------  -------  -------  --------

Class A.................................................     $59     $ 89     $121      $211

Class B (Assuming sale of all shares at end of period)..     $73     $ 99     $139      $218

Class B (Assuming no sale of shares)....................     $23     $ 69     $119      $218

Class C (Assuming sale of all shares at end of period)..     $33     $ 70     $119      $256

Class C (Assuming no sale of shares)....................     $23     $ 70     $119      $256


UTILITY INCOME FUND
EXAMPLE                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------                                                   ------  -------  -------  --------

Class A.................................................     $59     $ 90     $123      $215

Class B (Assuming sale of all shares at end of period)..     $73     $100     $139      $221

Class B (Assuming no sale of shares)....................     $23     $ 70     $119      $221

Class C (Assuming sale of all shares at end of period)..     $33     $ 70     $120      $257

Class C (Assuming no sale of shares)....................     $23     $ 70     $120      $257


ASSUMPTIONS MADE IN THE EXAMPLE

 . CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.

 . CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years. Ten-year
                     -----
figures assume that Class B shares convert to Class A shares at the end of the sixth year.

 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.


                              FINANCIAL HIGHLIGHTS

                     PAINEWEBBER CAPITAL APPRECIATION FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in Capital Appreciation Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1995. Both are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to the fiscal year ended March 31, 1995 and prior periods, have been audited by Ernst & Young LLP, independent auditors. Their report is included in the Fund's Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The financial statements and notes and the financial information in the table below, as they relate to the six months ended September 30, 1995, have been taken from the records of the Fund without examination by the independent auditors, who do not express an opinion thereon. Further information about the Fund's performance is also included in the Annual Report to Shareholders.

                                                                            Class A
                                                      --------------------------------------------------
                                                      For the Six                               For the
                                                        Months                                  Period
                                                         Ended       For the Years Emded        April
                                                       September     -------------------         7,1992
                                                       30, 1995                               + to March
                                                      (Unaudited)      1995       1994         31, 1993
                                                      -----------    --------    -------      ----------
Net asset value, beginning of period................... $   12.81     $ 11.65    $ 10.53       $    9.55
                                                        ---------     -------    -------       ---------
Net investment loss....................................     (0.07)      (0.09)     (0.09)          (0.06)

Net realized and unrealized gains from investment
transactions...........................................      2.52        1.29       1.21            1.04
                                                        ---------     -------    -------       ---------
Total from investment operations.......................      2.45        1.20       1.12            0.98
                                                        ---------     -------    -------       ---------
Net asset value, end of period......................... $   15.26     $ 12.81    $ 11.65       $   10.53
                                                        =========     =======    =======       =========
Total investment return (1)............................     19.13%      10.36      10.64%          10.26%
                                                        =========     =======    =======       =========
Ratios/Supplemental Data:

Net assets, end of period (000's)...................... $  72,955     $62,673    $58,523       $  48,582
                                                        ---------     -------    -------       ---------
Ratios of expenses to average net assets...............      1.58%*      1.58%      1.54%           1.72%*
                                                        ---------     -------    -------       ---------
Ratio of net investment income loss to average net
assets.................................................     (1.02)%*    (0.79)%    (0.84)%         (0.78)%*
                                                        ---------     -------    -------       ---------
Portfolio turnover rate................................        30%         42%        60%             51%
                                                        ---------     -------    -------       ---------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                                           Class B
                                                         --------------------------------------------------
                                                          For the Six
                                                         Months Ended   For the Years Ended  For the Period
                                                         September 30,  -------------------     April 7,
                                                             1995                               1992+ to
                                                          (Unaudited)     1995        1994   March 31, 1993
                                                         -------------  -------------------  --------------
Net asset value, beginning of period...................     $  13.11    $  12.02   $  10.94   $   10.00
                                                            --------    --------   --------   ---------
Net investment loss....................................        (0.14)      (0.20)     (0.17)      (0.11)
Net realized and unrealized gains from investment
transactions...........................................         2.59        1.33       1.25        1.05
                                                            --------    --------   --------   ---------
Total from investment operations.......................         2.45        1.13       1.08        0.94
                                                            --------    --------   --------   ---------
Distributions from net realized gains..................           --       (0.04)        --          --
                                                            ========    ========   ========   =========
Net asset value, end of period.........................     $  15.56    $  13.11   $  12.02   $   10.94
                                                            ========    ========   ========   =========
Total investment return (1)............................        18.69%       9.46%      9.87%       9.40%
                                                            ========    ========   ========   =========
Ratios/Supplemental Data:
Net assets, end of period (000's)......................     $156,030    $139,302   $133,828   $ 105,490
                                                            --------    --------   --------   ---------
Ratios of expenses to average net assets...............         2.34%       2.34%      2.30%       2.49%*
                                                            --------    --------   --------   ---------
Ratio of net investment income loss to average net
assets.................................................        (1.78)%     (1.56)%    (1.60)%     (1.55)%*
                                                            --------    --------   --------   ---------
Portfolio turnover rate................................           30%         42%        60%         51%
                                                            --------    --------   --------   ---------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                              Class C (2)
                                                         --------------------------------------------------------
                                                          For the Six  For the Years Ended March
                                                         Months Ended             31,              For the Period
                                                         September 30, --------------------------      July 2,
                                                             1995                                     1992 + to
                                                          (Unaudited)         1995         1994     March 31, 1993
                                                         -------------       -------      -------   --------------
Net asset value, beginning of period....................     $ 12.54        $ 11.50      $ 10.47     $    8.89
                                                             -------        -------      -------     ---------
Net investment loss.....................................       (0.14)         (0.19)       (0.10)        (0.05)
Net realized and unrealized gains from investment
transactions............................................        2.49           1.27         1.13          1.63
                                                             -------        -------      -------     ---------
Total from investment operations........................        2.35           1.08         1.03          1.58
                                                             -------        -------      -------     ---------
Distributions from net realized gains...................          --          (0.04)          --            --
                                                             =======        =======      =======     =========
Net asset value, end of period..........................     $ 14.89        $ 12.54      $ 11.50     $   10.47
                                                             =======        =======      =======     =========
Total investment return (1).............................       18.74%          9.45%        9.84%        17.77%
                                                             =======        =======      =======     =========
Ratios/Supplemental Data:
Net assets, end of period (000's).......................     $26,994        $24,993      $29,884     $  13,806
                                                             -------        -------      -------     ---------
Ratios of expenses to average net assets................        2.37%          2.35%        2.28%         2.31%*
                                                             -------        -------      -------     ---------
Ratio of net investment income loss to average net
assets..................................................       (1.81)%        (1.57)%      (1.58)  %     (1.53)%*
                                                             -------        -------      -------     ---------
Portfolio turnover rate.................................          30%            42%          60%           51%
                                                             -------        -------      -------     ---------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2)  Formerly Class D shares.

                              FINANCIAL HIGHLIGHTS

                   PAINEWEBBER FINANCIAL SERVICES GROWTH FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in Financial Services Growth Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1995. Both are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to the five years ended March 31, 1995, have been audited by Ernst & Young LLP, independent auditors. Their report is included in the Fund's Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The financial statements and notes and the financial information in the table below, as they relate to the six months ended September 30, 1995, have been taken from the records of the Fund without examination by the independent auditors, who do not express an opinion thereon. Further information about the Fund's performance is also included in the Annual Report to Shareholders. The information appearing below for periods prior to the year ended March 31, 1991, also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                                                                  Class A
                                                        ------------------------------------------------------------
                                                         For the Six
                                                           Months
                                                           Ended              For the Year Ended March 31,
                                                         September   -----------------------------------------------
                                                          30, 1995
                                                        (Unaudited)    1995      1994      1993      1992      1991
                                                        -----------  -------   -------   -------   -------   -------
Net asset value, beginning of period..................     $ 17.11   $ 16.92   $ 19.45   $ 13.36   $  9.50   $  8.63
                                                           -------   -------   -------   -------   -------   -------
Net investment income (loss)..........................        0.14      0.25      0.15      0.10      0.15      0.25
                                                           -------   -------   -------   -------   -------   -------
Net realized and unrealized gains (losses) from
investment transactions...............................        4.43      1.34     (0.76)     6.01      3.92      0.86
                                                           -------   -------   -------   -------   -------   -------
Total increase/decrease from investment operations....        4.57      1.59     (0.61)     6.11      4.07      1.11
                                                           -------   -------   -------   -------   -------   -------
Dividends from investment income......................          --     (0.13)    (0.08)    (0.02)    (0.21)    (0.24)
                                                           -------   -------   -------   -------   -------   -------
Distributions from realized gains on investments......          --     (1.27)    (1.84)       --        --        --
                                                           -------   -------   -------   -------   -------   -------
Total dividends and distributions.....................          --     (1.40)    (1.92)    (0.02)    (0.21)    (0.24)
                                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period........................     $ 21.68   $ 17.11   $ 16.92   $ 19.45   $ 13.36   $  9.50
                                                           =======   =======   =======   =======   =======   =======
Total investment return (1)...........................       26.71%    10.22%   (3.14)%    46.79%    42.23%    13.33%
                                                           =======   =======   =======   =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's).....................     $63,989   $49,295   $48,032   $61,645   $44,867   $43,131
                                                           -------   -------   -------   -------   -------   -------
Expenses to average net assets........................        1.40%*    1.45%     1.44%     1.87%     1.72%     1.67%
                                                           -------   -------   -------   -------   -------   -------
Net investment income (loss) to average net assets....        1.53%*    1.40%     0.76%     0.60%     1.32%     2.56%
                                                           -------   -------   -------   -------   -------   -------
Portfolio Turnover....................................          22%       14%       22%       28%       31%       19%
                                                           -------   -------   -------   -------   -------   -------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                                                 Class B
                                                        ----------------------------------------------------------
                                                        For the Six
                                                           Months                                    For the
                                                           Ended      For the Year Ended March 31,    Period
                                                         September    ----------------------------  July 1, 1991+
                                                          30, 1995                                  to March 31,
                                                        (Unaudited)     1995       1994       1993     1992
                                                        -----------     ----       ----       ----     ----
Net asset value, beginning of period...................    $ 16.85    $ 16.71    $ 19.34    $ 13.36   $ 10.24
                                                           -------    -------    -------    -------   -------
Net investment income (loss)...........................       0.05       0.11       0.02      (0.01)       --
                                                           -------    -------    -------    -------   -------
Net realized and unrealized gains (losses) from
investment transactions................................       4.37       1.33      (0.75)      5.99      3.18
                                                           -------    -------    -------    -------   -------
Total increase/decrease from investment operations.....       4.42       1.44      (0.73)      5.98      3.18
                                                           -------    -------    -------    -------   -------
Dividends from investment income.......................         --      (0.03)     (0.06)        --     (0.06)
                                                           -------    -------    -------    -------   -------
Distributions from realized gains on investments.......         --      (1.27)     (1.84)        --        --
                                                           -------    -------    -------    -------   -------
Total dividends and distributions......................         --      (1.30)     (1.90)        --     (0.06)
                                                           -------    -------    -------    -------   -------
Net asset value, end of period.........................    $ 21.27    $ 16.85    $ 16.71    $ 19.34   $ 13.36
                                                           =======    =======    =======    =======   =======
Total investment return (1)............................      26.23%      9.37%    (3.83)%     44.76%    31.16%
                                                           =======    =======    =======    =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's)......................    $25,340    $16,368    $11,517    $10,364   $   765
                                                           -------    -------    -------    -------   -------
Expenses to average net assets.........................       2.14%*     2.22%      2.16%      2.45%     2.72%*
                                                           -------    -------    -------    -------   -------
Net investment income (loss) to average net assets.....       0.76%*     0.67%      0.05%     (0.03)%    0.14%*
                                                           -------    -------    -------    -------   -------
Portfolio Turnover.....................................         22%        14%        22%        28%       31%
                                                           -------    -------    -------    -------   -------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                           Class C (2)
                                                         ------------------------------------------------
                                                          For the Six                         For the
                                                          Months Ended  For the Year Ended     Period
                                                         September 30,       March 31,      July 2, 1992+
                                                              1995      ------------------  to March 31,
                                                          (Unaudited)     1995      1994      1993
                                                         -------------    ----      ----    -------------
Net asset value, beginning of period......................   $ 16.86     $16.71    $ 19.34   $ 14.61
                                                             -------     ------    -------   -------
Net investment income (loss)..............................      0.05       0.11       0.01        --
                                                             -------     ------    -------   -------
Net realized and unrealized gains (losses) from
investment transactions...................................      4.37       1.33      (0.73)     4.77
                                                             -------     ------    -------   -------
Total increase/decrease from investment operations........      4.42       1.44      (0.72)     4.77
                                                             -------     ------    -------   -------
Dividends from investment income..........................        --      (0.02)     (0.07)    (0.04)
                                                             -------     ------    -------   -------
Distributions from realized gains on investments..........        --      (1.27)     (1.84)       --
                                                             -------     ------    -------   -------
Total dividends and distributions.........................        --      (1.29)     (1.91)    (0.04)
                                                             -------     ------    -------   -------
Net asset value, end of period............................   $ 21.28     $16.86    $ 16.71   $ 19.34
                                                             =======     ======    =======   =======
Total investment return (1)...............................     26.22%      9.34%    (3.76)%    32.66%
                                                             =======     ======    =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's).........................   $ 6,831     $4,160    $ 4,370   $ 4,636
                                                             -------     ------    -------   -------
Expenses to average net assets............................      2.17%*     2.23%      2.17%   2.36%*
                                                             -------     ------    -------   -------
Net investment income (loss) to average net assets........      0.73%*     0.61%      0.03%   0.01%*
                                                             -------     ------    -------   -------
Portfolio Turnover........................................        22%        14%        22%     28%
                                                             -------     ------    -------   -------

---------------
*    Annualized.
+    Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2)  Formerly Class D shares.

                              FINANCIAL HIGHLIGHTS

                        PAINEWEBBER UTILITY INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C shares for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in Utility Income Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995. Both are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below, have been audited by Ernst & Young LLP, independent auditors. Their report is included in the Fund's Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Further information about the Fund's performance is also included in the Annual Report to Shareholders.


                                                                                    Class A
                                                             -----------------------------------------------------
                                                                                                    For the Period
                                                             For the Years Ended November 30,       July 2, 1993+
                                                             --------------------------------        to November
                                                                 1995              1994                30, 1993
                                                                 ----              ----             --------------
Net asset value, beginning of period.........................   $  8.31           $  9.66               $ 10.00
                                                                -------           -------               -------
Net investment income........................................      0.47              0.48                  0.20

Net realized and unrealized gains (losses) from
investment and foreign currency activities...................      1.44             (1.31)                (0.39)
                                                                -------           -------               -------
Total increase (decrease) from investment operations.........      1.91             (0.83)                (0.19)
                                                                -------           -------               -------
Dividends from net investment income.........................     (0.45)            (0.52)                (0.15)
                                                                -------           -------               -------
Net asset value, end of period...............................   $  9.77           $  8.31               $  9.66
                                                                =======           =======               =======
Total investment return (1)..................................     23.64%           (8.76)%                (1.95)%
                                                                =======           =======               =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............................   $10,750           $12,532               $16,224
                                                                -------           -------               -------
Expenses to average net assets...............................      1.49%             1.58%                 1.55%*
                                                                -------           -------               -------
Net investment income to average net assets..................      5.13%             5.49%                 5.38%*
                                                                -------           -------               -------
Portfolio turnover...........................................        30%               92%                   13%
                                                                -------           -------               -------

---------------
*    Annualized.
+    Commencement of operations.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                                                Class B
                                                             --------------------------------------------------
                                                                                                 For the Period
                                                             For the Years Ended November 30,     July 2, 1993+
                                                             --------------------------------      to November
                                                                  1995             1994              30, 1993
                                                                  ----             ----          --------------
Net asset value, beginning of period.........................   $  8.31           $  9.65            $ 10.00
                                                                -------           -------            -------
Net investment income........................................       0.4              0.42               0.17

Net realized and unrealized gains (losses) from
investment and foreign currency activities...................      1.45             (1.31)             (0.39)
                                                                -------           -------            -------
Total increase (decrease) from investment operations.........      1.85             (0.89)             (0.22)
                                                                -------           -------            -------
Dividends from net investment income.........................     (0.39)            (0.45)             (0.13)
                                                                -------           -------            -------
Net asset value, end of period...............................   $  9.77           $  8.31            $  9.65
                                                                =======           =======            =======
Total investment return (1)..................................     22.73%            (9.35)%            (2.29)%
                                                                =======           =======            =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............................   $37,554           $37,156            $45,382
                                                                -------           -------            -------
Expenses to average net assets...............................      2.23%             2.33%              2.29%*
                                                                -------           -------            -------
Net investment income to average net assets..................      4.37%             4.72%              4.67%*
                                                                -------           -------            -------
Portfolio turnover...........................................        30%               92%                13%
                                                                -------           -------            -------

---------------
*    Annualized.
+    Commencement of operations.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                                                  Class C (2)
                                                              -------------------------------------------------
                                                                                                 For the Period
                                                              For the Years Ended November 30,    July 2, 1993+
                                                              --------------------------------     to November
                                                                   1995             1994            30, 1993
                                                                   ----             ----         --------------
Net asset value, beginning of period.........................    $  8.31          $  9.65             $ 10.00
                                                                 -------          -------             -------
Net investment income........................................       0.40             0.42                0.16

Net realized and unrealized gains (losses) from
investment and foreign currency activities...................       1.45            (1.31)              (0.38)
                                                                 -------          -------             -------
Total increase (decrease) from investment operations.........       1.85            (0.89)              (0.22)
                                                                 -------          -------             -------
Dividends from net investment income.........................      (0.39)           (0.45)              (0.13)
                                                                 -------          -------             -------
Net asset value, end of period...............................    $  9.77          $  8.31             $  9.65
                                                                 =======          =======             =======
Total investment return (1)..................................      22.71%           (9.36)%             (2.28)%
                                                                 =======          =======             =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............................    $12,222           13,922             $17,866
                                                                 -------          -------             -------
Expenses to average net assets...............................       2.24%            2.32%               2.29%*
                                                                 -------          -------             -------
Net investment income to average net assets..................       4.37%            4.69%               4.67%*
                                                                 -------          -------             -------
Portfolio turnover...........................................         30%              92%                 13%
                                                                 -------          -------             -------

---------------
*    Annualized.
+    Commencement of operations.
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2)  Formerly Class D shares.

                       INVESTMENT OBJECTIVE AND POLICIES

CAPITAL APPRECIATION FUND

PaineWebber Capital Appreciation Fund's investment objective is long-term capital appreciation.The Fund attempts to achieve this by investing at least 65% of its total assets in common stocks of medium-sized (or mid-cap) companies, defined by Denver Investments as:

 . domestic public companies with market capitalizations (referring to a company's size or the value of the equity securities it has issued) of at least $100 million and, generally, no more than $10 billion at the time of purchase and that are not included in either of the largest 100 companies ranked by revenues or by market capitalization in Fortune magazine's "Fortune 500;" or

 . foreign companies with market capitalizations of less than $10 billion at the time of purchase.

While mid-cap stocks represent potentially higher returns for investors, they may present investors with greater risks than larger companies. Mid-cap stocks may be more vulnerable than larger companies to adverse business or economic developments. While not required to do so, the Fund considers selling equity securities of companies that cease to be "medium-sized."

The Fund can invest up to 35% of its total assets in equity securities of foreign companies that trade on U.S. stock exchanges or in the U.S. over-the-counter market. When Denver Investments believes it is consistent with the Fund's investment objective of long-term capital appreciation, the Fund may invest up to 35% of its total assets in common stocks of companies that are larger or smaller than those of mid-cap companies as defined above, as well as in bonds and money market instruments.

FINANCIAL SERVICES GROWTH FUND

PaineWebber Financial Services Growth Fund seeks long-term capital appreciation by primarily investing in equity securities of financial services companies. Financial services companies include banks, thrift institutions, insurance companies, commercial finance companies, consumer finance companies, brokerage companies, investment management companies and their holding companies.

The Fund seeks to invest in companies that are benefiting from the ongoing changes in the financial services industries, including consolidation of regional banks and thrifts and the growth of the non-bank portion of the financial services industry. However, this concentration subjects the Fund to more volatility than would be experienced by a fund whose portfolio is more diversified.

The Fund normally invests at least 65% of its total assets in equity securities of financial services companies. To be considered a financial service company, a company must:

 . derive at least 50% of either its revenues or earnings from financial services activities or devote at least 50% of its assets to these activities; or

 . be engaged in "securities-related businesses," meaning it derives more than 15% of its gross revenues from securities brokerage or investment management activities.

The Fund may invest up to 35% of its total assets in equity securities of companies outside the financial services industries and in bonds of all issuers. The Fund may also invest up to 20% of its total assets in equity securities and bonds of foreign issuers. The Fund may invest in securities other than equity securities when, in the opinion of Mitchell Hutchins, their potential for capital appreciation is equal to or greater than that of equity securities or when such holdings might reduce volatility in the Fund.

The Fund may not invest more than 5% of its assets in the equity securities of any one company engaged in securities-related businesses. The Fund may invest in banks and thrifts only if their deposits are insured by the Federal Deposit

Insurance Corporation ("FDIC") and in their holding companies. However, neither the securities of these companies nor the Fund's shares are insured by the FDIC or any other federal or governmental agency.

UTILITY INCOME FUND

PaineWebber Utility Income Fund's investment objectives are current income and capital appreciation; the Fund makes monthly dividend payments. The Fund attempts to achieve its objective by investing 65% of its total assets in income-producing equity securities and bonds issued by domestic and foreign companies that are primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas or water.

"Primarily engaged" means that:
 . more than 50% of the company's assets are devoted to the ownership or operation of one or more such facilities; or
 . more than 50% of the company's operating revenues are derived from such businesses.

The Fund does not invest more than 15% of its total assets in the equity securities and bonds of foreign companies. The Fund may invest up to 35% of its assets in equity securities and bonds of companies that are outside the utility industries and in high-quality money market instruments. The Fund may not invest more than 5% of its assets in bonds that are rated lower than investment grade.

The Fund seeks to invest in companies that should benefit from a dramatically changing operating environment, spurred by a long-term, secular trend toward deregulation. Some of these changes include:
 . local telecommunications providers' shift from rate of return to price cap regulation;
 . more liberal legislation which is gradually eliminating entry barriers that historically prohibited telephone companies from entering new businesses; and
 . a more open market in the electric utility industry, which should lead to consolidation within the industry.

However, the Fund's concentration in these industries subjects the Fund to more volatility than would be experienced by a fund whose portfolio is more diversified.

                                    * * * *

As with any mutual fund, there is no assurance that any of these Funds will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.


                        INVESTMENT PHILOSOPHY & PROCESS

CAPITAL APPRECIATION FUND

In selecting equity securities that demonstrate earnings growth potential for the Fund, Denver Investments relies on the expertise of its team of analysts and portfolio managers. The Team employs a "bottom-up" approach to stock selection; that is, emphasis is placed on fundamental analysis of individual companies rather than on broad economic or technical market analysis.

Instead of relying on information developed by other analysts and research firms, the Team thoroughly researches the companies through analysis of their balance sheets, income statements, products, services and management. Additionally, their valuation techniques emphasize earnings growth. The Team strives to identify product innovations, modifications in the marketplace, shifts in management, attractive stocks for purchase and undesirable stocks at an early stage. The Team's goal is to discover unrecognized stocks and capitalize on market inefficiencies to add incremental value. The Fund generally owns equity securities of at least 100 companies, ensuring portfolio diversification.

FINANCIAL SERVICES GROWTH FUND

In seeking long-term capital appreciation, the Fund invests in equity securities of institutions considered to represent strong fundamental investment value. Mitchell Hutchins bases the stock selection process on issuer-specific factors affecting the potential for capital appreciation. These factors include the issuer's current and anticipated revenues, earnings, cash flow and assets, as well as general market conditions in the financial services industries.

Mitchell Hutchins places much emphasis on:
 . searching for companies with better-than-average earnings growth that are not yet recognized by the market;
 . analyzing the practices of company management; and . finding companies with niche products.

The Mitchell Hutchins Equity Team has met with most of the executives at the companies in which the Fund invests. Mitchell Hutchins prefers to invest in companies that are headquartered or doing business in growing regions and that obtain their earnings growth in a secular, sustainable way, as opposed to companies that generate their earnings through cyclical factors.

UTILITY INCOME FUND

Utilities represent a relatively conservative way to realize dividend income and long-term capital appreciation opportunities. In determining the ratio of the Fund's equity holdings to its bond holdings, Mitchell Hutchins considers which proportions would best meet the Fund's investment objective of income and growth. This will vary from time to time based primarily on the overall economic environment.

Once the Fund determines the weighting that would best achieve a balance between income and capital appreciation, Mitchell Hutchins evaluates individual issuers. Factors considered include the issuer's business and regulatory environment, its ability to maintain low production costs, management, financial condition, anticipated earnings and dividends, economic health of the area it serves and other related measures of value.

                                  PERFORMANCE

These charts show the total returns for the Funds; 1995 returns represent the calendar year ended December 31,1995. Sales charges have not been deducted from the results shown. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results. Total returns after deducting the maximum sales charges are shown below.

CAPITAL APPRECIATION FUND (CHART)

As Class A and Class B shares commenced operations on April 7, 1992, the 1992 return represents the period from April 7, 1992 through December 31, 1992. Class C shares commenced operations on July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

FINANCIAL SERVICES GROWTH FUND (CHART)

As Class A shares commenced operations on May 22, 1986, the 1986 return represents the period from May 22, 1986 through December 31, 1986. The inception date of Class B shares is July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. Class C shares commenced operations on July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

UTILITY INCOME FUND (CHART)

As Class A, Class B and Class C shares commenced operations on July 2, 1993, the 1993 return represents the period from July 2, 1993 through December 31, 1993.

CAPITAL APPRECIATION FUND
AVERAGE ANNUAL RETURNS
As of March 31, 1995
                                              Class A Shares    Class B Shares   Class C Shares
Inception Date                                     4/7/92           4/7/92           7/2/92
ONE YEAR
 Without sales charges                              10.36%            9.46%            9.45%
 After deducting maximum sales charges               5.38%            4.46%            8.45%
LIFE
 Without sales charges                              10.49%            9.64%           13.49%
 After deducting maximum sales charges               8.80%            8.80%           13.49%

FINANCIAL SERVICES GROWTH FUND
AVERAGE ANNUAL RETURNS
As of March 31, 1995
                                              Class A Shares    Class B Shares   Class C Shares
Inception Date                                    5/22/86           7/1/91           7/2/92
ONE YEAR
 Without sales charges                              10.22%            9.37%            9.34%
 After deducting maximum sales charges               5.24%            4.37%            8.34%
FIVE YEARS
 Without sales charges                              20.36%             N/A              N/A
 After deducting maximum sales charges              19.25%             N/A              N/A
LIFE
 Without sales charges                              11.84%           20.24%           12.91%
 After deducting  maximum sales charges             11.25%           19.91%           12.91%

UTILITY INCOME FUND
AVERAGE ANNUAL RETURNS
As of November 30, 1995
                                              Class A Shares    Class B Shares   Class C Shares
Inception Date                                     7/2/93           7/2/93           7/2/93
ONE YEAR
 Without sales charges                              23.64%           22.73%           22.71%
 After deducting maximum sales charges              18.09%           17.73%           21.71%
LIFE
 Without sales charges                              10.61%            8.71%            8.69%
 After deducting maximum sales charges               5.64%            5.71%            8.69%

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Funds as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Funds reflects deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized return for the Class B and Class C shares of the Funds reflects deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not necessarily indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about the Funds' performance is contained in the Funds' Annual Reports, which may be obtained without charge by contacting each Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

                             THE FUNDS' INVESTMENTS

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

Under normal circumstances, each of the Funds invests primarily in equity securities. Following is a discussion of these and other risks that are common to each of the Funds:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common stocks generally represent the riskiest investment in a company. It is possible that investors may lose their entire investment.

FOREIGN SECURITIES. Each of the Funds may invest a portion of its assets in the securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of foreign investing frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

DEBT SECURITIES. Investment grade bonds are those rated within the four highest categories by Standard & Poor's, a division of the McGraw Hill Companies, Inc., or Moody's Investors Service, Inc. Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features. The Funds may also invest in unrated securities if they are deemed to be of comparable quality. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The bonds in which Capital Appreciation Fund and Financial Services Growth Fund invest must be rated investment grade. Utility Income Fund may invest up to 5% of its assets in bonds rated lower than investment grade; that is, rated lower than BBB by Standard & Poor's or Baa by Moody's or comparable unrated bonds. Such bonds are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.

Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the bond's value or its liquidity and do not guarantee the performance of the issuer. The rating agencies also may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies will downgrade bonds.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's bond investments. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

In addition to these general risks, investments in each of the Funds are subject to special risk considerations:

CAPITAL APPRECIATION FUND

INVESTMENTS IN MEDIUM-SIZED AND SMALLER COMPANIES. Common stocks of medium-sized companies may offer potentially higher returns for investors. While most medium-sized companies in which the Fund will invest are relatively well-established, they may be more vulnerable than larger companies to adverse business or economic developments. Such companies are typically less closely followed by investment experts. In addition, the Capital Appreciation Fund may invest up to 35% of its assets in stocks of companies that are smaller or larger than medium-sized companies. Smaller companies may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of medium-sized or larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies.

FINANCIAL SERVICES GROWTH FUND

INVESTMENTS IN FINANCIAL SERVICES INDUSTRIES. Because investments made by Financial Services Growth Fund are concentrated in the financial services industries, its shares are subject to greater risk than the shares of a fund whose portfolio is not so concentrated, and it will be particularly affected by economic, legislative and regulatory developments affecting those industries.

Financial services companies are subject to extensive governmental regulation. This regulation may limit both the amounts and types of loans and other financial commitments these companies can make, as well as the interest rates and fees they can charge. Profitability of these companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Companies in the financial services industries may be subject to severe price competition. Also, the industry and the Fund may be significantly impacted if the legislation that is currently being considered to reduce the separation between commercial and investment banking businesses is enacted.

UTILITY INCOME FUND

INVESTMENTS IN UTILITY INDUSTRIES. Because investments made by Utility Income Fund are concentrated in the utility industries, the value of and investment return on the Fund's shares is affected by economic and regulatory developments in or related to those industries. Interest rate changes may offset the value of the Fund's assets. When interest rates decline, prices of utility equity securities and bonds tend to increase. When interest rates rise, these prices tend to decrease. The regulation of utility industries is evolving in the United States and in foreign countries. As a result, certain companies may be forced to defend their core businesses against outside companies and may become less profitable. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowing, costs associated with compliance in regard to environmental, nuclear facility and other safety regulations, and changes in the regulatory climate. Increasing competition due to past regulatory changes in the telephone communications industry continues and, although certain companies have benefitted, many companies may be adversely affected in the future.

Gas transmission companies and gas distribution companies continue to undergo significant changes as well. Water supply utilities are in an industry that is highly fragmented due to local ownership and generally the companies are more mature and are experiencing little or no per capita volume growth. There is no assurance that favorable developments will occur in the utility industries generally or that business opportunities will continue to undergo significant changes or growth.

                      INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING STRATEGIES. Each of the Funds may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including options (on securities, foreign currencies, futures and stock indexes), futures contracts (on foreign currencies, stock indexes and interest rates), and forward currency contracts. In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objective and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If a Fund's Investment Adviser or the Investment Sub-Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:
 . the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds;
 . the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities or currencies being hedged;
 . possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and
 . the possibility that the Fund is unable to close out or liquidate its hedged position.

LENDING PORTFOLIO SECURITIES. Each of the Funds may lend its securities to qualified broker-dealers or institutional investors in an amount up to 10% of that Fund's total assets taken at market value. The Funds' loans of securities will be collateralized in an amount at least equal to the current market value of the loaned securities. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.

DEFENSIVE POSITIONS. When the Investment Adviser or the Investment Sub-Adviser for each Fund believes that unusual circumstances warrant a defensive posture, each Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements. In a typical repurchase agreement, the Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase.

OTHER INFORMATION. Each Fund may invest up to 10% of its net assets in illiquid securities, including certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to Securities and Exchange Commission ("SEC") Rule 144A to be illiquid securities if the applicable Board of Trustees or Board of Directors ("Board") has determined such securities to be liquid based upon the trading markets for the securities.

Each Fund may also purchase bonds on a when-issued basis or may purchase or sell securities for delayed delivery; a Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may borrow money for temporary or emergency purposes, but not in excess of 10% of its total assets. Each Fund may sell securities short "against the box" to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security.

                             FLEXIBLE PRICING/SM/

The Fund offers three Classes of shares that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this Class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                                              Sales Charge as a Percentage of:       Discount to Selected
                                                                                   Dealers as Percentage of
Amount of Investment                       Offering Price    Net Amount Invested        Offering Price
--------------------                       --------------    -------------------   ------------------------

Less than $50,000                                4.50%                4.71%                  4.25%

$50,000 to $99,999                               4.00                 4.17                   3.75

$100,000 to $249,999                             3.50                 3.63                   3.25

$250,000 to $499,999                             2.50                 2.56                   2.25

$500,000 to $999,999                             1.75                 1.78                   1.50

$1,000,000 and over(1)                           None                 None                   1.00 (2)


(1) A contingent deferred sales charge of 1% of the shares' net asset value at the time of their purchase or their sale, whichever is less, is charged on sales of shares made within one year of the purchase date. However, Class A shares representing reinvestment of any dividends or capital gain distributions will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan will not be subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan. This charge does not apply to Class A shares bought before November 10, 1995 .

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares already in one or more PaineWebber funds may combine the amount they are currently purchasing with the value of such previously owned shares in determining the applicable reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:
 .   their spouses, parents or children under age 21;
 .   their Individual Retirement Accounts (IRAs);
 .   certain employee benefit plans, including 401(k) plans;
 .   any company controlled by the investor;
 .   trusts created by the investor;
 .   Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts created
by the investor or group of investors   for the benefit of the investors, their
spouses, parents or children; or
 .   accounts with the same adviser

Employers who own Class A shares for one or more of their qualified retirement
plans may also qualify for the reduced   sales charge.

The sales charge will not apply when the investor:
 .   is an employee, director, trustee or officer of PaineWebber or its affiliates;

 .   is the spouse, parent or child of any of the above, or advisory clients of
Mitchell Hutchins;
 .   buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC and
    -- the investor was the investment executive's client at the competing brokerage firm;
    -- within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and
    -- the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;
 .   is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares; or
 .   is an employer establishing an employee benefit plan qualified under section
401 or 403(b), and salary reduction plans qualified under section 401(k), of the Internal Revenue Code ("Code"). (This waiver is subject to minimum requirements, with respect to number of employees and investment amount, established by Mitchell Hutchins.) Currently, the plan must have 100 or more eligible employees or the amount invested or to be invested in the Fund or any other PaineWebber mutual fund must total at least $1 million during the subsequent 13-month period.

For more information on how to get any reduced sales charge, investors should
contact their investment executive at   PaineWebber or one of its correspondent
firms or call 1-800-647-1568.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a contingent deferred sales charge when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the net asset value of the shares at the time of sale or purchase, whichever is less, by the percentage shown on the table below. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

If the investor sells shares within:    Percentage by which
                                        the shares' net asset
                                        value is multiplied:
1st year since purchase                           5%
2nd year since purchase                           4
3rd year since purchase                           3
4th year since purchase                           2
5th year since purchase                           2
6th year since purchase                           1
7th year since purchase                           None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the
Fund automatically will minimize the   sales charge by assuming the investors
are selling:
 .   First, Class B shares owned through reinvested dividends and capital gain distributions; and
 .   Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:
 .   redemptions under the Fund's "Systematic Withdrawal Plan"; however,
investors may not withdraw annually more   than 12% of the value of the Fund
account during the first year under the Plan;
 .   a distribution from a self-employed individual retirement plan ("Keogh
Plan";
 .   a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);
 .   an IRA distribution or a tax-free return of an excess IRA contribution;
 .   a tax-qualified retirement plan distribution following retirement; or
 .   Class B shares sold within one year of an investor's death if the investor
owned the shares at the time of death   individually or as a joint tenant with
the right of survivorship with his or her spouse.

An investor must provide satisfactory information to PaineWebber or the Fund if the investor seeks any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the net asset value of the shares at the time of purchase or sale, whichever is less, is charged on sales of shares made within one year of the purchase date. Class C shares representing reinvestment of any dividends or capital gain distributions will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account during the first year under the Plan. This charge does not apply to Class C shares bought before November 10, 1995.


                               HOW TO BUY SHARES

Prices are calculated for the Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third business day after PaineWebber's New York City headquarters office receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing an account application. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

New investors to PaineWebber may complete an account application and mail it along with a check. Investors may also open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 .   mail an application with a check; or
 .   open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account:     $1,000
To add to an account:   $  100

The Fund may waive or reduce these minimums for:

 .   employees of PaineWebber or its affiliates; or
 .   participants in certain pension plans, retirement accounts or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber fund shares. In classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 .   Investors who purchased their shares through an investment executive at
PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.
 .   Investors who do not have an account with an investment executive at
PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to PFPC Inc., the Fund's transfer agent. The letter of instruction must include:
   .   name and address;
   .   the Fund's name;
   .   the Fund account number;
   .   the dollar amount or number of shares to be sold; and
   . a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired are authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60-day notice. See the back cover of this prospectus for a listing of other PaineWebber funds.

                              HOW TO SELL SHARES

Investors can arrange to sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which Class they
are selling. If they do not, the Fund   will assume they are first selling their
Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Fund
may delay payment until it verifies that   good payment was received. In the
case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's transfer agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.


                                 OTHER SERVICES

Investors should consult their investment executive at PaineWebber or one of its
correspondent firms to learn more   about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan Service through which, for as little as $50 a month, the Fund will deduct money from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semiannual (June and December) withdrawals from their PaineWebber Mutual Fund account. Minimum balances and withdrawals vary according to the class of shares:

 .   CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.
 .   CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly,
quarterly and semiannual withdrawals   of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. Investors may not withdraw annually more than 12% of the value of the Fund account when the investor signed up for the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

A Self-Directed IRA is available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If shareholders holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.


                                   MANAGEMENT

CAPITAL APPRECIATION FUND

The Fund is governed by a Board of Trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as Investment Adviser and administrator responsible for the Fund's operations (subject to the authority of the Board of Trustees). Mitchell Hutchins has appointed the Investment Sub-Adviser, Denver Investment Advisors, LLC, to be responsible for day-to-day management of the Fund's investments.

In managing assets for its clients, Denver Investments strives to implement a "team approach" rather than rely on one or two key individuals. Todger Anderson, President and a Director of Portfolio Management of Denver Investments, is responsible for the day-to-day management of the Fund's portfolio. He has managed the Fund since its inception and has concentrated on medium capitalization investing since 1975. Prior to joining Denver Investments, Mr. Anderson had portfolio management responsibilities with Financial Programs and at the United Bank of Denver. Directly assisting are Mr. Anderson and the Denver Investments Equity Research Team. Mr. Luchini joined Denver Investments in 1978 as vice president and portfolio manager. Prior to joining Denver Investments, Mr. Luchini served as vice president and portfolio manager at the National City Bank of Cleveland from 1968 to 1978.


FINANCIAL SERVICES GROWTH FUND

The Fund is governed by a Board of Directors, which oversees the Fund's operations. It has appointed Mitchell Hutchins as Investment Adviser and administrator responsible for the Fund's operations (subject to the authority of the Board of Directors). Karen L. Finkel is primarily responsible for the day-to-day portfolio management of the Fund. Mrs. Finkel is a vice president of the Fund and a first vice president of Mitchell Hutchins. She has held her Fund responsibilities since January 1988 and has been employed by Mitchell Hutchins as a portfolio manager for the last eight years.

UTILITY INCOME FUND

The Fund is governed by a Board of Trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as Investment Adviser and administrator responsible for the Fund's operations (subject to the authority of the Board of Trustees). Karen L. Finkel is primarily responsible for the day-to-day management of the Fund's stock portfolio and determines the allocation of Fund assets between stocks and bonds. Mary B. King is primarily responsible for day-to-day management of the Fund's bond portfolio. Mrs. Finkel has been a portfolio manager of the Fund since February 1995 and is a first vice president of Mitchell Hutchins. She has been employed by Mitchell Hutchins as a portfolio manager for the last eight years. Ms. King is a vice president of the Trust and a first vice president of Mitchell Hutchins. She has been employed by Mitchell Hutchins since 1985.

Each Board has determined that brokerage transactions for its respective Fund may be conducted through PaineWebber or its affiliates. This will be the case if, in the respective judgment of Mitchell Hutchins or the Investment Sub-Adviser, as applicable, PaineWebber charges each Fund fair and reasonable rates, and if it will likely result in a price and execution at least as favorable to each Fund as would be obtainable through other qualified broker-dealers.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On December 31, 1995, Mitchell Hutchins was adviser or sub-adviser of 34 investment companies with 69 separate portfolios and aggregate assets of approximately $29.1 billion.

ABOUT THE INVESTMENT SUB-ADVISER

The Investment Sub-Adviser, Denver Investment Advisors, LLC, is located at 1225 17th Street, 26th Floor, P.O. Box 17487, Denver, Colorado 80217. Denver Investments has managed client accounts investing primarily in stocks of medium-sized companies since 1958 and has been managing the Fund since its inception in April 1992. As of December 31, 1995, they managed approximately $9.5 billion of assets of various clients.

MANAGEMENT FEES & OTHER EXPENSES

Each of the Funds pays Mitchell Hutchins a monthly fee for its services. For the fiscal year ended March 31, 1995 and November 30, 1995 respectively. Financial Services Growth Fund and Utility Income Fund each paid advisory fees to Mitchell Hutchins at the effective annual rate of 0.70% of their average daily net assets. For the fiscal year ended March 31, 1995, Capital Appreciation Fund paid advisory fees to Mitchell Hutchins at an effective annual rate of 1.00% of its average daily net assets. Annually, the Trustees review each of the Fund's contracts with Mitchell Hutchins.

With respect to Capital Appreciation Fund, Mitchell Hutchins (not the Fund) pays Denver Investments a fee for sub- investment advisory services in an amount equal to 50% of the fee it receives from the Fund for advisory and administrative services.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Fund pays Mitchell Hutchins:

 .   Monthly service fees at the annual rate of 0.25% of the average daily net assets of each Class of shares.
 .   Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Under all three Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:
 .   Offset the commissions it pays to PaineWebber for selling each Fund's Class
B and Class C shares, respectively.
 .   Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time of sale of Class B or C shares.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when
Class A shares are bought and of the   contingent deferred sales charge paid
upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the Board of Trustees or Board of Directors of each Fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans.


                    DETERMINING THE SHARES' NET ASSET VALUE

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If that value is not readily available, assets are valued at fair value as determined in good faith by or under the direction of its Board of Trustees or Board of Directors. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless its Board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rates.

                              DIVIDENDS AND TAXES

DIVIDENDS

Capital Appreciation Fund and Financial Services Growth Fund each pay an annual dividend from its net investment income and a net short-term capital gain, if any. Utility Income Fund pays monthly dividends from its net investment income. Each Fund distributes any net realized gain from foreign currency transactions with its respective dividend. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Funds may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on each class of shares of each Fund are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of the Funds are expected to be lower than those for their Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See "General Information."

The Funds' dividends and capital gain distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each of the Funds intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay Federal income tax on the part of its investment company taxable income. This income generally consists of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, and the net capital gain that it distributes to its shareholders.

Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid), their share of any foreign taxes paid by the Fund that year and any portion of those dividends that qualify for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding from dividends and capital gain distributions at that rate is also required for shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

When shareholders sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally reflects any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another PaineWebber fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase, and subsequently acquires Class A shares of a PaineWebber fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased or, in the case of a loss, decreased by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber fund shares subsequently acquired.


                              GENERAL INFORMATION

ORGANIZATION

CAPITAL APPRECIATION FUND

PaineWebber Capital Appreciation Fund is a diversified series of PaineWebber Managed Assets Trust, which is an open-end management investment company formed on August 9, 1991, as a business trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust authorizes the Trustees to create separate series and, within each series, separate Classes of an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share. As of the date of this Prospectus, the Trustees have established no series other than the Fund.

FINANCIAL SERVICES GROWTH FUND

PaineWebber Financial Services Growth Fund is a diversified, open-end management investment company that was incorporated in Maryland on February 13, 1986. The Fund has authority to issue 300 million shares of common stock of separate series, par value $0.001 per share.

UTILITY INCOME FUND

PaineWebber Utility Income Fund is a diversified series of PaineWebber Managed Investments Trust, which is an open-end management investment company formed on November 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share. As of the date of this Prospectus, shares of four other series have been authorized.

SHARES

The shares of the Funds are divided into three classes, designated Class A, Class B and Class C shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, the expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The Trustees/Directors do not anticipate any conflicts among the interests of the holders of the different classes. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of the respective Funds is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund may elect all of the Trustees/Directors of that Fund. Generally, shares of the Funds will be voted on a Trust-wide basis (if applicable) on all matters except those affecting only the interests of one series, such as advisory contracts. In turn, shares of the Fund will be voted on a Fund-wide basis on all matters except those affecting only the interests of one class, such as the terms of a Plan as it relates to a class.

SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or Fund (as applicable) may remove a Trustee/Director through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee/Director at the written request of holders of 10% of the Trust's/Fund's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends Fund shareholders audited annual and unaudited semi-annual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is herein incorporated by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Monarch Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent and employs foreign sub-custodians to provide custody of its foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                          PAINEWEBBER FAMILY OF FUNDS

 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

________________________________________________________________________________

The PaineWebber Family of Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. Capital Appreciation Fund, Financial Services Growth Fund and Utility Income Fund are all in the GROWTH category.

 .   Money Market Funds for income and stability by investing in high-quality, short-term investments.
 .   Bond Funds for income by investing mainly in bonds.
 .   Tax-Free Bond Funds for income exempt from federal income taxes and, in some cases, state and local income taxes, by investing in municipal bonds.
 .   Asset Allocation Funds for long-term growth and income by investing in stocks and bonds.
 .   Stock Funds for long-term growth by investing mainly in stocks.
 .   Global Funds for long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments.
________________________________________________________________________________


                         PAINEWEBBER MONEY MARKET FUND

                             PAINEWEBBER BOND FUNDS
                                High Income Fund
                          Investment Grade Income Fund
                    Low Duration U.S. Government Income Fund
                             Strategic Income Fund
                          U.S. Government Income Fund

                        PAINEWEBBER TAX-FREE BOND FUNDS
                        California Tax-Free Income Fund
                           Municipal High Income Fund
                         National Tax-Free Income Fund
                         New York Tax-Free Income Fund

                       PAINEWEBBER ASSET ALLOCATION FUNDS
                                 Balanced Fund
                            Tactical Allocation Fund

                            PAINEWEBBER GROWTH FUNDS
                           Capital Appreciation Fund
                                  Growth Fund
                             Growth and Income Fund
                         Financial Services Growth Fund
                             Small Cap Growth Fund
                              Small Cap Value Fund
                              Utility Income Fund

                            PAINEWEBBER GLOBAL FUNDS
                          Emerging Markets Equity Fund
                               Global Equity Fund
                               Global Income Fund

       No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

                     PAINEWEBBER CAPITAL APPRECIATION FUND

                   PAINEWEBBER FINANCIAL SERVICES GROWTH FUND

                        PAINEWEBBER UTILITY INCOME FUND

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019


                      STATEMENT OF ADDITIONAL INFORMATION


     The three funds named above (each a "Fund" and, collectively, the "Funds") are open-end management investment companies. PaineWebber Capital Appreciation Fund ("Capital Appreciation Fund") is a diversified series of PaineWebber Managed Assets Trust, a professionally managed, open-end management investment company organized as a Massachusetts business trust. The Capital Appreciation Fund seeks long-term capital appreciation; it invests primarily in common stocks of medium-sized companies. PaineWebber Financial Services Growth Fund Inc. ("Financial Services Growth Fund") is a diversified, professionally managed mutual fund incorporated in Maryland. The Financial Services Growth Fund seeks long-term capital appreciation with investments primarily in stocks of financial services companies. PaineWebber Utility Income Fund ("Utility Income Fund") is a diversified series of PaineWebber Managed Investments Trust, a professionally managed open-end investment company organized as a Massachusetts business trust. The Utility Income Fund seeks to provide current income and capital appreciation and invests primarily in income-producing equity and debt securities of domestic and foreign companies in the utility industries.

     The investment adviser, administrator and distributor for each of the Funds is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. Denver Investment Advisors, LLC ("Sub-Adviser") serves as investment sub-adviser for the Capital Appreciation Fund.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated February __, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated February __, 1996.


                      INVESTMENT POLICIES AND RESTRICTIONS

The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.

YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"),
Standard & Poor's ("S&P") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

Utility Income Fund is authorized to invest up to 5% of it total assets in non-investment grade debt securities--that is, debt securities that are not rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's,comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

The market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rate securities, especially in a thinly traded market.

RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent that the Funds invest in U.S. dollar-denominated securities of foreign issuers, these securities may not be registered with the Securities and Exchange Commission ("SEC"), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

The Funds may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). The Financial Services Growth Fund and Utility Income Fund also may purchase securities of foreign issuers in foreign markets and purchase European Depository Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of each Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

The Financial Services Growth Fund and Utility Income Fund anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Foreign security trading practices, including those involving securities settlement where assets of the Financial Services Growth Fund and Utility Income Fund may be released prior to receipt of payment, may expose them to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although the Financial Services Growth Fund and Utility Income Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

Investment income on certain foreign securities in which Financial Services Growth Fund and Utility Income Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

FOREIGN CURRENCY TRANSACTIONS (applicable only to Financial Services Growth
Fund and Utility Income Fund). Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings of foreign currencies to U.S. dollars on a daily basis. The Funds' foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Funds could suffer a loss of some or all of the amounts deposited. The Funds may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

The value of foreign securities may change significantly when the currencies, other than the U.S. dollar, in which the portfolio investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by: the intervention of the U.S. Government, foreign governments or central banks, the imposition of currency controls or other political developments in the United States or abroad.

ILLIQUID SECURITIES. Each of the Funds may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. The term "illiquid securities" excludes securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act") that have been determined to be liquid by each Fund's board of trustees or board of directors based upon the trading markets for the securities.

Illiquid securities include, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or the Investment Sub-Adviser, as applicable, has determined are liquid pursuant to guidelines established by each Fund's board of trustees or board of directors. The assets used as cover for OTC options written by the Funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Funds may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act . However, to the extent that securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid securities for purposes of the 10% net asset limitation, even if they are not freely tradeable in the United States. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities and the Funds might be unable to dispose of such securities promptly or at favorable prices.

Each of the Funds' board of trustees or board or directors has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins or the Sub-Adviser, as applicable, takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins or the Sub-Adviser, as applicable, monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the boards.

CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporations' capital structure but are usually subordinated to comparable non-convertible securities.

     Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Funds is called for redemption, the Funds will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

     Lower rated convertible securities generally offer a higher current yield than that available from higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest (or, in the case of convertible preferred stock, dividends) and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Funds maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Funds if the other party to a repurchase agreement becomes insolvent.

The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or the Sub-Adviser to present minimal credit risks in accordance with guidelines established by each Fund's board of trustees or board of directors. Mitchell Hutchins or the Sub-Adviser reviews and monitors the creditworthiness of those institutions under each board's general supervision. Although the amount of a Fund's assets that may be invested in repurchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other illiquid securities, may not exceed 10% of a Fund's net assets.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of the Fund's total assets. Such agreements involve the sale of securities held by a Fund subject to that Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend portfolio securities up to 10% of its total assets taken at market value to broker-dealers or institutional investors that Mitchell Hutchins or the Sub-Adviser deems qualified, but only when the borrower maintains with that Fund's custodian bank collateral either in cash or money market instruments in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins or the Sub-Adviser, as applicable, will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

SHORT SALES "AGAINST THE BOX". The Funds may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, that Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. The Funds do not have obligations under short-sales that exceed 5% of a Fund's net assets.

The Funds might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins or the Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by a Fund, or when Mitchell Hutchins or the Sub-Adviser wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in a Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

SEGREGATED ACCOUNTS. When the Funds enter into certain transactions to make future payments to third parties, they will maintain with an approved custodian in a segregated account cash, Government Securities or other liquid high-grade debt securities, marked to market daily, in an amount at least equal to each Fund's obligation or commitment under such transactions. As described below under "Hedging Strategies," segregated accounts may also be required in connection with certain transactions involving options, futures contracts and foreign currency contracts.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. Each Fund enters into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Each Fund will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, Government Securities or other liquid high-grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments. The Funds do not enter into when-issued or delayed-delivery transactions in excess of 5% of a Fund's net assets.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Financial Services Growth Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent that Financial Services Growth Fund invests in other investment companies, the Fund's shareholders incur duplicative fees and expenses, including investment advisory fees.

SPECIAL CONSIDERATIONS CONCERNING PAINEWEBBER FINANCIAL SERVICES GROWTH FUND-- BANKING AND THRIFT INDUSTRIES. Because the Fund's investments are concentrated in the banking and thrift industries, its shares are subject to greater risk than the shares of a fund whose portfolio is not so concentrated and, in particular, will be affected by economic, legislative and regulatory developments impacting these industries. Commercial banks, thrifts and their holding companies are especially subject to the adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses such as energy or real estate and competition from new entrants in their fields of business. Economic conditions in the real estate market can have a significant effect upon banks and thrifts that have a substantial percentage of their assets invested in loans secured by real estate. Commercial banks and thrifts and their holding companies are subject to extensive federal regulation and, in some cases, to state regulation as well. However, neither federal insurance of deposits nor governmental regulation of the bank and thrift industries ensures the solvency or profitability of commercial banks or thrifts or their holding companies, or insures against the risks of investing in the equity securities issued by these institutions.

Legislation has been enacted which has altered the regulatory structure and capital requirements of the banking and thrift industries. This legislation was enacted as a response to financial problems experienced by a number of banks and thrifts relating to inadequate capital, adverse economic conditions and alleged fraud and mismanagement. This legislation also strengthened the civil sanctions and criminal penalties for defrauding or otherwise damaging depository institutions and their depositors and curtailed the authority of thrifts to engage in real estate investment and certain other activities. In addition, the legislation has given federal regulators substantial authority to use all of the assets of a bank or thrift holding company to satisfy federal claims against an insolvent thrift or bank owned by the holding company and mandated regulatory action against institutions with inadequate capital levels. Legislative and regulatory actions have also increased the capital requirements applicable to commercial banks and thrifts. These changes have expended the risk to holding company shareholders in the event of the insolvency of any depository institution owned by the holding company.

There are currently pending legislative proposals that could expose bank holding companies to well-established competitors, such a securities firms and insurance companies, as well as companies engaged in other areas of business. Increased competition may also result from the broadening of interstate banking powers, which rend has already led to a reduction in the number of publicly traded regional banks. Additionally, changes in the extent to which the FDIC will insure deposits may result in a higher cost of funds for banks and thrifts and the loss of deposits to competitors that are viewed as better capitalized.

SPECIAL CONSIDERATIONS CONCERNING PAINEWEBBER UTILITY INCOME FUND -- UTILITY INDUSTRIES. Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Prices are also regulated, with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. Although certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

The regulation of foreign utility companies may or may not be comparable to that in the United States. Foreign regulatory systems vary from country to country, and may evolve in ways different from regulation in the United States.

Utility Income Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for the Fund, Mitchell Hutchins believes that, in order to attract significant capital for growth, foreign governments may seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and also in more mature economies. In addition, the economic unification of European markets may improve economic growth, reduce costs and increase competition in Europe, which will result in opportunities for investment by the Fund in European utility industries. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets for the Fund will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Mitchell Hutchins takes into account anticipated economic growth rates and other economic developments when selecting securities of utility companies. Further descriptions of specific segments within the global utility industries are set forth below.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies in general recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies recently have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental, nuclear facility and other safety regulations and changes in the regulatory climate. For example, in the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that regulators may disallow inclusion of these costs in rate authorizations.

Telecommunications. The telephone communications industry is a distinct utility industry segment that is subject to different risks and opportunities. Companies that provide telephone services and access to the telephone networks comprise the largest portion of this segment. The telephone industry is large and highly concentrated. Telephone companies in the United States are still experiencing the effects of the break-up of American Telephone & Telegraph Company, which occurred in 1984. Since that date the number of local and long-distance companies and the competition among such companies has increased. In addition, since 1984, companies engaged in telephone communication services have expanded their nonregulated activities into other businesses, including cellular telephone services, data processing, equipment retailing and software services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than have been allowed in traditional regulated businesses. Increasing competition and other structural changes, however, could adversely affect the profitability of such utilities.

Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruption in the oil industry and have also been affected by increased concentration and competition.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented, because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. Mitchell Hutchins believes that favorable investment opportunities may result from consolidation within this industry.

There can be no assurance that the positive developments noted above, including those relating to business growth and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

INVESTMENT LIMITATIONS OF THE FUNDS

CAPITAL APPRECIATION FUND. The Fund may not (1) purchase securities of any one issuer (except U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations; (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under the federal securities laws; (4) make short sales of securities or maintain a short position, except that the Fund may (a) make short sales of securities it does not own in an amount up to 25% of its net assets, (b) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (c) sell short "against the box"; (5) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;
(6) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, such as stock index, interest rate and bond index futures contracts and options thereon; (7) invest in oil, gas or mineral-related programs or leases; (8) make loans, except through loans of portfolio securities as described in the Prospectus or this Statement of Additional Information and except through repurchase agreements; provided that for purposes of this restriction the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of loans; (9) purchase any securities issued by any other investment company, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer; (10) issue senior securities or borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets; provided further that the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding; or (11) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to equal or exceed 25% of the Fund's total assets.

The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

The following investment restrictions may be changed by the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins and the Sub-Adviser (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security if as a result more than 5% of the Fund's total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years; (3) invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; (4) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange, Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities; or (5) invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Group (or determined by Mitchell Hutchins to be of comparable quality.) This non-fundamental policy (5) can be changed only upon 30 days' advance notice to shareholders. The Fund will interpret fundamental investment limitation (5) to prohibit investment in real estate limited partnerships.

FINANCIAL SERVICES GROWTH FUND. The Fund may not (1) issue senior securities or borrow money, except from banks or through reverse repurchase agreements for emergency or temporary purposes, and then in an aggregate amount not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of the Fund's total assets are outstanding; (2) make an investment in any one industry or group of related industries (other than the related group of industries consisting of the banking industry and the thrift industry) if doing so would cause the value of investments in such industry or group of industries to equal or exceed 25% of the total assets of the Fund taken at market value; (3) purchase securities of any one issuer (other than U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in securities of such issuer or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations; (4) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (5) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; (6) make short sales of securities or maintain a short position, except that the Fund may make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and may sell short "against the box" (7) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts; (8) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell stock index, interest rate and foreign currency futures contracts and options thereon; (9) invest in oil, gas or mineral-related programs or leases, provided that the Fund may invest in securities issued by companies that engage in such activities; (10) make loans, except through loans of portfolio securities as described in the Prospectus or this Statement of Additional Information and except through repurchase agreements, provided that for purposes of this limitation the acquisition of publicly distributed bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; or (11) purchase any securities issued by any other investment company, except by purchase in the open market where no commission or profit, other than a customary brokers' commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, provided that such securities in the aggregate do not represent more than 10% of the total assets of the Fund, and except in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company.

The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations. The Fund will continue to interpret fundamental investment limitation (7) to prohibit investment in real estate limited partnerships.

The following investment restrictions may be changed by the vote of the board of directors of the Fund without shareholder approval: (1) the Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and directors of the Fund and Mitchell Hutchins (each owning beneficially more than 1/2 of 1% of the outstanding securities of the issuer) own in the aggregate more than 5% of the securities of such issuer;
(2) the Fund will not invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; (3) the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange, Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities; (4) the Fund will not purchase any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies which together with any predecessors have been in continuous operation for less than three years; and (5) the Fund will not invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P (or determined by Mitchell Hutchins to be of comparable quality). This non-fundamental policy (5) can be changed only upon 30 days' advance notice to shareholders.

UTILITY INCOME FUND. The Fund may not: (1) issue senior securities or borrow money, except from banks or through reverse repurchase agreements for emergency or temporary purposes, and then in an aggregate amount not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of the value of the Fund's total assets are outstanding; (2) purchase securities of any one issuer if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold 10% of the outstanding securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; (3) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to exceed 25% of the Fund's total assets, except that U.S. government securities are not subject to this limitation and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in utility industries as a group (utility industries for this purpose consist of companies primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas or water); (4) purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (5) engage in the business of underwriting securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws and except that the Fund may write options; (6) make short sales of securities or maintain a short position, except that the Fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts, options on futures contracts and forward contracts and (b) sell short "against the box"; (7) Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; (8) purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, such as interest rate, stock index, bond index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies; (9) invest in oil, gas or mineral-related programs or leases; or
(10) make loans, except through loans of portfolio securities and except through repurchase agreements, provided that for purposes of this restriction the acquisition of publicly distributed bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan.

The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

The following investment restrictions are non-fundamental and may be changed by the vote of the Fund's board of trustees without shareholder approval: (1) the Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins (each owning beneficially more than 0.5% of the outstanding securities of the issuer) own in the aggregate more than 5% of the securities of the issuer; (2) the Fund will not invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; (3) the Fund will not purchase any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies which together with any predecessors have been in continuous operation for less than three years; (4) the Fund will not purchase securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets; (5) the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term "warrants" does not include options on debt securities, bond indices, foreign currencies or futures contracts; and (6) the Fund will not invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, comparably rated by another SRO or determined by Mitchell Hutchins to be of comparable quality. This non-fundamental policy (6) can be changed only upon 30 days' advance notice to shareholders.

CHANGES TO INVESTMENT LIMITATIONS OF THE FUNDS

At a special meeting of shareholders scheduled for April 10, 1996, shareholders will be asked to approve changes to each Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions enumerated above for each of the Funds:

The Funds will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

          The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 % of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures or other debt securities and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, except that the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

The following fundamental limitation would be applicable only to Capital Appreciation Fund:

     (7) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

The following fundamental limitation would be applicable only to Financial Services Growth Fund:

     (7) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the financial services industries.

The following fundamental limitation would be applicable only to Utility Income
Fund:

     (7) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in the utility industries as a group. For this purpose, utility industries consist of companies primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas, or water.

If the foregoing fundamental restrictions are approved by each Fund's shareholders, the Funds would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of each Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in this Statement of Additional Information.

The following investment restrictions are not fundamental and may be changed by each Fund's board of trustees or board of directors without shareholder approval.

The Funds will not:

     . purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     . engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     . invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

     . purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


                               HEDGING STRATEGIES

HEDGING INSTRUMENTS. Mitchell Hutchins (or, in the case of Capital Appreciation Fund, the Sub-Adviser) may use a variety of financial instruments ("Hedging Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge each Fund's portfolio. In particular, each Fund may use the hedging instruments described below (except that only Financial Services Growth Fund and Utility Income Fund may enter into hedging transactions relating to foreign currencies):

Options on Equity and Debt Securities and Foreign Currencies -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

Options on Stock Indexes -- A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

Stock Index Futures Contracts -- A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate and Foreign Currency Futures Contracts -- Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts -- Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

Forward Currency Contracts -- A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Hedging Instrument intended to partially or fully offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

Because the Funds intend to use options and futures for hedging purposes, each Fund may enter into any futures contracts or options on futures contracts or forward currency contracts as long as the aggregate of the market value of the Fund's outstanding futures and forward currency contracts and market value of the currencies and futures contracts subject to outstanding options written by that Fund does not exceed 50% of the market value of the total assets of that Fund. Under normal circumstances, however, the value of a Fund's portfolio assets so hedged generally will be a much smaller amount.

The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Sub-Adviser expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins or the Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency contracts or other techniques are developed. Mitchell Hutchins or the Sub-Adviser, as applicable, may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1) Successful use of most Hedging Instruments depends upon the ability of Mitchell Hutchins or the Sub-Adviser, as applicable, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Sub-Adviser are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or the Sub-Adviser projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties

(i.e., Hedging Instruments other than purchased options). If the Fund was unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.

COVER FOR HEDGING STRATEGIES. The Funds will not use Hedging Instruments for speculative purposes or for purposes of leverage. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and short-term liquid debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, on equity and debt securities and stock indices and foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions-Illiquid Securities."

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

The Funds may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

Generally, the OTC debt options or foreign currency options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

LIMITATIONS ON THE USE OF OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each Fund's board of trustees or board of directors without shareholder vote:

(1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by that Fund, does not exceed 5% of its total assets.

(2) The aggregate value of securities underlying put options written by a Fund determined as of the date the put options are written will not exceed 50% of a Fund's net assets.

(3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock and bond indices and options on futures contracts) purchased by each Fund that are held at any time will not exceed 20% of that Fund's net assets.

FUTURES. The Funds may purchase and sell stock index futures contracts, interest rate futures contracts and foreign currency futures contracts. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by each Fund's board of trustees or board of directors without shareholder vote:

(1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of that Fund's net assets.

(2) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.

(3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each Fund will not exceed 5% of its total assets.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Funds may use options and futures on foreign currencies, as described above, and forward currency forward contracts, as described below, to hedge against movements in the values of the foreign currencies in which the Funds' securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Funds might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the Sub-Adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, the Funds may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Funds intend to acquire. Forward currency contract transactions may also serve as short hedges--for example, the Funds may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

As noted above, the Funds also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins or the Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, the Funds may use forward currency contracts to shift their exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and Mitchell Hutchins or the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Hedging Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The Funds may enter into forward currency contracts or maintain a net exposure to such contracts only if
(1) the consummation of the contracts would not obligate a Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) a Fund segregates with its custodian cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

                 TRUSTEES AND OFFICERS; PRINCIPAL SHAREHOLDERS

CAPITAL APPRECIATION FUND. The trustees and executive officers of PaineWebber Managed Assets Trust, their ages, business addresses and principal occupations during the past five years are:

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

E. Garrett Bewkes, Jr.**; 68        Trustee and       Mr. Bewkes is a director of Paine Webber Group Inc.
                                  Chairman of the     ("PW Group") (holding company of PaineWebber and
                                 Board of Trustees    Mitchell Hutchins) and a consultant to PW Group.
                                                      Prior to 1988, he was chairman of the board, president
                                                      and chief executive officer of American Bakeries
                                                      Company.  Mr. Bewkes is also a director of Interstate
                                                      Bakeries Corporation and NaPro BioTherapeutics, Inc.
                                                      and a director or trustee of 26 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Meyer Feldberg; 53                    Trustee         Mr. Feldberg is Dean and Professor of Management of
Columbia University                                   the Graduate School of Business, Columbia University.
101 Uris Hall                                         Prior to 1989, he was president of the Illinois Institute
New York, New York  10027                             of Technology.  Dean Feldberg is also a director of
                                                      AMSCO International Inc., Federated Department
                                                      Stores, Inc. and New World Communications Group Incorporated
                                                      and a director or trustee of 16 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

George W. Gowen; 65                   Trustee         Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                      Bartholow & Miller.  Prior to May 1994, he was a
New York, New York  10017                             partner in the law firm of Fryer, Ross & Gowen.  Mr.
                                                      Gowen is also a director of Columbia Real Estate
                                                      Investments, Inc. Mr. Gowen is a director or trustee of 14 other investment companies for which Mitchell Hutchins
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Frederic V. Malek; 58                 Trustee         Mr. Malek is chairman of Thayer Capital Partners
901 15th Street, N.W.                                 (investment bank) and a co-chairman and director of
Suite 300                                             CB Commercial Group Inc. (real estate).  From
Washington, D.C.  20005                               January 1992 to November 1992, he was campaign
                                                      manager of Bush-Quayle '92.  From 1990 to 1992, he
                                                      was vice chairman and, from 1989 to 1990, he was
                                                      president of Northwest Airlines Inc., NWA Inc.
                                                      (holding company of Northwest Airlines Inc.) and
                                                      Wings Holdings Inc. (holding company of NWA Inc.).
                                                      Prior to 1989, he was employed by the Marriott
                                                      Corporation (hotels, restaurants, airline catering and
                                                      contract feeding), where he most recently was an
                                                      executive vice president and president of Marriott
                                                      Hotels and Resorts.  Mr. Malek is also a director of
                                                      American Management Systems, Inc. Automatic Data
                                                      Processing, Inc., Avis, Inc., FPL Group, Inc., ICF
                                                      International Manor Care, Inc. and National Education
                                                      Corporation. Mr. Malek is a director or trustee of 14
                                                      other investment companies for which Mitchell Hutchins
                                                      or PaineWebber serves as investment adviser.

Judith Davidson Moyers; 60            Trustee         Mrs. Moyers is president of Public Affairs Television,
Public Affairs Television                             Inc., an educational consultant and a home economist.
356 W. 58th Street                                    Mrs. Moyers is also a director of Ogden Corporation and a
New York, New York  10019                             director or trustee of 14 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Margo N. Alexander; 48               President        Mrs. Alexander is president, chief executive officer and
                                                      a director of Mitchell Hutchins.  Prior to January 1995,
                                                      Mrs. Alexander was an executive vice president of
                                                      PaineWebber.  Mrs. Alexander is also a trustee of nine
                                                      other investment companies and president of 31 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Teresa M. Boyle; 37                Vice President     Ms. Boyle is a first vice president and
                                                      manager--advisory administration of Mitchell Hutchins.
                                                      Prior to November 1993, she was compliance manager
                                                      of Hyperion Capital Management, Inc., an investment
                                                      advisory firm.  Prior to April 1993, Ms. Boyle was a
                                                      vice president and manager--legal administration of
                                                      Mitchell Hutchins.  Ms. Boyle is also a vice president
                                                      of 31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Gigi L. Capes; 31                Vice President and   Ms. Capes is a vice president and the tax manager of
                                Assistant Treasurer   the mutual fund finance division of Mitchell Hutchins.
                                                      Prior to 1992, she was a tax senior consultant with
                                                      KPMG Peat Marwick. Ms. Capes is also a vice president
                                                      and assistant treasurer 31 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Joan L. Cohen; 31                Vice President and   Ms. Cohen is a vice president and attorney of Mitchell
                                Assistant Secretary   Hutchins.  Prior to December 1993, she was an
                                                      associate at the law firm of Seward & Kissel.  Ms.
                                                      Cohen is also a vice president and assistant secretary of
                                                      24 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

C. William Maher; 34             Vice President and   Mr. Maher is a first vice president and the senior
                                Assistant Treasurer   manager of the Fund Administration Division of
                                                      Mitchell Hutchins.  Mr. Maher is also a vice president
                                                      and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Ann E. Moran; 38                 Vice President and   Ms. Moran is a vice president of Mitchell Hutchins.
                                Assistant Treasurer   Ms. Moran is also a vice president and assistant
                                                      treasurer of 31 other investment companies for which
                                                      Mitchell Hutchins or PaineWebber serves as investment
                                                      adviser.

Dianne E. O'Donnell; 43          Vice President and   Ms. O'Donnell is a senior vice president and deputy
                                     Secretary        general counsel of Mitchell Hutchins.  Ms. O'Donnell
                                                      is also a vice president and secretary of 31 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Victoria E. Schonfeld; 45          Vice President     Ms. Schonfeld is a managing director and general
                                                      counsel of Mitchell Hutchins.  From April 1990 to
                                                      May 1994, she was a partner in the law firm of Arnold
                                                      & Porter.  Ms. Schonfeld is also a vice president of
                                                      31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Paul H. Schubert; 33             Vice President and   Mr. Schubert is a first vice president and a senior
                                Assistant Treasurer   manager of the mutual fund finance division of
                                                      Mitchell Hutchins. From August 1992 to August 1994, he
                                                      was a vice president at Black-Rock Financial Management,
                                                      L.P. Prior to August 1992, he was an audit manager with
                                                      Ernst & Young LLP. Mr. Schubert is also a vice
                                                      president and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Julian F. Sluyters; 35           Vice President and   Mr. Sluyters is a senior vice president and the director
                                     Treasurer        of the mutual fund finance division of Mitchell
                                                      Hutchins.  Prior to 1991, he was an audit senior
                                                      manager with Ernst & Young LLP.  Mr. Sluyters is
                                                      also a vice president and treasurer of 31 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Mark A. Tincher; 40                Vice President     Mr. Tincher is a managing director and chief
                                                      investment officer--U.S. equity investments of Mitchell
                                                      Hutchins.  Prior to March 1995, he was a vice
                                                      president and directed the U.S. funds management and
                                                      equity research areas of Chase Manhattan Private
                                                      Bank.  Mr. Tincher is also a vice president of 10 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Gregory K. Todd; 39              Vice President and    Mr. Todd is a first vice president and associate general
                                Assistant Secretary    counsel of Mitchell Hutchins.  Prior to 1993, he was a
                                                       partner in the law firm of Shereff, Friedman, Hoffman
                                                       & Goodman.  Mr. Todd is also a vice president and
                                                       assistant secretary of 31 other investment companies
                                                       for which Mitchell Hutchins or PaineWebber serves as
                                                       investment adviser.

Keith A. Weller; 34              Vice President and    Mr. Weller is a first vice president and associate
                                Assistant Secretary    general counsel of Mitchell Hutchins.  From September
                                                       1987 to May 1995, he was an attorney in private
                                                       practice.  Mr. Weller is also a vice president and
                                                       assistant secretary of 23 other investment companies
                                                       for which Mitchell Hutchins or PaineWebber serves as
                                                       investment adviser.

FINANCIAL SERVICES GROWTH FUND. The Trustees and executive officers of PaineWebber Financial Services Growth Fund Inc., their ages, business addresses and principal occupations during the past five years are:

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

E. Garrett Bewkes, Jr.**; 68        Director and      Mr. Bewkes is a director of Paine Webber Group Inc.
                                  Chairman of the     ("PW Group") (holding company of PaineWebber and
                                Board of Directors    Mitchell Hutchins) and a consultant to PW Group.
                                                      Prior to 1988, he was chairman of the board, president
                                                      and chief executive officer of American Bakeries
                                                      Company.  Mr. Bewkes is also a director of Interstate
                                                      Bakeries Corporation and NaPro BioTherapeutics, Inc.
                                                      and a director or trustee of 26 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Meyer Feldberg; 53                    Director        Mr. Feldberg is Dean and Professor of Management of
Columbia University                                   the Graduate School of Business, Columbia University.
101 Uris Hall                                         Prior to 1989, he was president of the Illinois Institute
New York, New York  10027                             of Technology.  Dean Feldberg is also a director of
                                                      AMSCO International Inc., Federated Department
                                                      Stores, Inc., and New World Communications Group Incorporated
                                                      and a director or trustee of 16 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

George W. Gowen; 65                   Director        Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                      Bartholow & Miller.  Prior to May 1994, he was a
New York, New York  10017                             partner in the law firm of Fryer, Ross & Gowen.
                                                      Mr. Gowen is also a director of Columbia Real Estate
                                                      Investments, Inc. Mr. Gowen is a director or trustee of 14 other investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Frederic V. Malek; 58                 Director        Mr. Malek is chairman of Thayer Capital Partners
901 15th Street, N.W.                                 (investment bank) and a co-chairman and director of
Suite 300                                             CB Commercial Group Inc. (real estate).  From
Washington, D.C.  20005                               January 1992 to November 1992, he was campaign
                                                      manager of Bush-Quayle '92.  From 1990 to 1992, he
                                                      was vice chairman and, from 1989 to 1990, he was
                                                      president of Northwest Airlines Inc., NWA Inc.
                                                      (holding company of Northwest Airlines Inc.) and
                                                      Wings Holdings Inc. (holding company of NWA Inc.).
                                                      Prior to 1989, he was employed by the Marriott
                                                      Corporation (hotels, restaurants, airline catering and
                                                      contract feeding), where he most recently was an
                                                      executive vice president and president of Marriott
                                                      Hotels and Resorts.  Mr. Malek is also a director of
                                                      American Management Systems, Inc. Automatic Data
                                                      Processing, Inc., Avis, Inc., FPL Group, Inc., ICF
                                                      International Manor Care, Inc. and National Education
                                                      Corporation. Mr. Malek is a director or trustee of 14
                                                      other investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Judith Davidson Moyers; 60            Director        Mrs. Moyers is president of Public Affairs Television,
Public Affairs Television                             Inc., an educational consultant and a home economist.
356 W. 58th Street                                    Mrs. Moyers is also a director of Ogden Corporation and a
New York, New York  10019                             director or trustee of 14 other investment companies for
                                                      which Mitchell Hutchins or PaineWebber serves as investment adviser.

Margo N. Alexander; 48               President        Mrs. Alexander is president, chief executive officer and
                                                      a director of Mitchell Hutchins.  Prior to January 1995,
                                                      Mrs. Alexander was an executive vice president of
                                                      PaineWebber.  Mrs. Alexander is also a trustee of
                                                      nine other investment companies and president of 31 other
                                                      investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

Teresa M. Boyle; 37                Vice President     Ms. Boyle is a first vice president and
                                                      manager--advisory administration of Mitchell Hutchins.
                                                      Prior to November 1993, she was compliance manager
                                                      of Hyperion Capital Management, Inc., an investment
                                                      advisory firm.  Prior to April 1993, Ms. Boyle was a
                                                      vice president and manager--legal administration of
                                                      Mitchell Hutchins.  Ms. Boyle is also a vice president
                                                      of 31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Gigi L. Capes; 31                Vice President and   Ms. Capes is a vice president and the tax manager of
                                Assistant Treasurer   the mutual fund finance division of Mitchell Hutchins.
                                                      Prior to 1992, she was a tax senior consultant with
                                                      KPMG Peat Marwick.  Ms. Capes is also a vice president
                                                      and assistant treasurer 31 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Joan L. Cohen; 31                Vice President and   Ms. Cohen is a vice president and attorney of Mitchell
                                Assistant Secretary   Hutchins.  Prior to December 1993, she was an
                                                      associate at the law firm of Seward & Kissel.  Ms.
                                                      Cohen is also a vice president and assistant secretary of
                                                      24 other investment company for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Karen L. Finkel; 38                Vice President     Mrs. Finkel is a first vice president and portfolio
                                                      manager of Mitchell Hutchins.  Mrs. Finkel is also a
                                                      vice president of one other investment company for
                                                      which Mitchell Hutchins serves as investment adviser.

C. William Maher; 34             Vice President and   Mr. Maher is a first vice president and the senior
                                Assistant Treasurer   manager of the Fund Administration Division of
                                                      Mitchell Hutchins.  Mr. Maher is also a vice president
                                                      and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Ann E. Moran; 38                 Vice President and   Ms. Moran is a vice president of Mitchell Hutchins.
                                Assistant Treasurer   Ms. Moran is also a vice president and assistant
                                                      treasurer of 31 other investment companies for which
                                                      Mitchell Hutchins or PaineWebber serves as investment
                                                      adviser.

Dianne E. O'Donnell; 43          Vice President and   Ms. O'Donnell is a senior vice president and deputy
                                     Secretary        general counsel of Mitchell Hutchins.  Ms. O'Donnell
                                                      is also a vice president and secretary of 31 other
                                                      investment companies for which Mitchell Hutchins and
                                                      PaineWebber serves as investment adviser.

Victoria E. Schonfeld; 45          Vice President     Ms. Schonfeld is a managing director and general
                                                      counsel of Mitchell Hutchins.  From April 1990 to
                                                      May 1994, she was a partner in the law firm of Arnold
                                                      & Porter.  Ms. Schonfeld is also a vice president of
                                                      31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Paul H. Schubert; 33             Vice President and   Mr. Schubert is a first vice president and a senior
                                Assistant Treasurer   manager of the mutual fund finance division of
                                                      Mitchell Hutchins.  From August 1992 to August 1994,
                                                      he was a vice president at Black-Rock Financial Management,
                                                      L.P. Prior to August 1992, he was an audit manager with
                                                      Ernst & Young LLP. Mr. Schubert is also a vice
                                                      president and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Julian F. Sluyters; 35           Vice President and   Mr. Sluyters is a senior vice president and the director
                                     Treasurer        of the mutual fund finance division of Mitchell
                                                      Hutchins.  Prior to 1991, he was an audit senior
                                                      manager with Ernst & Young LLP.  Mr. Sluyters is
                                                      also a vice president and treasurer of 31 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Mark A. Tincher; 40                Vice President     Mr. Tincher is a managing director and chief
                                                      investment officer--U.S. equity investments of Mitchell
                                                      Hutchins.  Prior to March 1995, he was a vice
                                                      president and directed the U.S. funds management and
                                                      equity research areas of Chase Manhattan Private
                                                      Bank.  Mr. Tincher is also a vice president of 10 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Gregory K. Todd; 39              Vice President and   Mr. Todd is a first vice president and associate general
                                Assistant Secretary   counsel of Mitchell Hutchins.  Prior to 1993, he was a
                                                      partner in the law firm of Shereff, Friedman, Hoffman
                                                      & Goodman.  Mr. Todd is also a vice president and
                                                      assistant secretary of 31 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Keith A. Weller; 34              Vice President and   Mr. Weller is a first vice president and associate
                                Assistant Secretary   general counsel of Mitchell Hutchins.  From September
                                                      1987 to May 1995, he was an attorney in private
                                                      practice.  Mr. Weller is also a vice president and
                                                      assistant secretary of 23 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

UTILITY INCOME FUND. The Trustees and executive officers of PaineWebber Managed Investments Trust, their ages, business addresses and principal occupations during the past five years are:

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

E. Garrett Bewkes, Jr.**; 68        Trustee and       Mr. Bewkes is a director of Paine Webber Group Inc.
                                  Chairman of the     ("PW Group") (holding company of PaineWebber and
                                 Board of Trustees    Mitchell Hutchins) and a consultant to PW Group.
                                                      Prior to 1988, he was chairman of the board, president
                                                      and chief executive officer of American Bakeries
                                                      Company.  Mr. Bewkes is also a director of Interstate
                                                      Bakeries Corporation and NaPro BioTherapeutics, Inc.
                                                      and a director or trustee of 26 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Meyer Feldberg; 53                    Trustee         Mr. Feldberg is Dean and Professor of Management of
Columbia University                                   the Graduate School of Business, Columbia University.
101 Uris Hall                                         Prior to 1989, he was president of the Illinois Institute
New York, New York  10027                             of Technology.  Dean Feldberg is also a director of
                                                      AMSCO International Inc., Federated Department
                                                      Stores, Inc., and New World Communications Group
                                                      Incorporated and a director or trustee of 16
                                                      other investment companies for which Mitchell Hutchins
                                                       or PaineWebber serves as investment adviser.

George W. Gowen; 65                   Trustee         Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                      Bartholow & Miller.  Prior to May 1994, he was a
New York, New York  10017                             partner in the law firm of Fryer, Ross & Gowen.
                                                      Mr. Gowen is also a director of Columbia Real Estate
                                                      Investments, Inc. Mr. Gowen is a director or trustee of
                                                      14 other investment companies for which Mitchell Hutchins
                                                      or PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Frederic V. Malek; 58                 Trustee         Mr. Malek is chairman of Thayer Capital Partners
901 15th Street, N.W.                                 (investment bank) and a co-chairman and director of
Suite 300                                             CB Commercial Group Inc. (real estate).  From
Washington, D.C.  20005                               January 1992 to November 1992, he was campaign
                                                      manager of Bush-Quayle '92.  From 1990 to 1992, he
                                                      was vice chairman and, from 1989 to 1990, he was
                                                      president of Northwest Airlines Inc., NWA Inc.
                                                      (holding company of Northwest Airlines Inc.) and
                                                      Wings Holdings Inc. (holding company of NWA Inc.).
                                                      Prior to 1989, he was employed by the Marriott
                                                      Corporation (hotels, restaurants, airline catering and
                                                      contract feeding), where he most recently was an
                                                      executive vice president and president of Marriott
                                                      Hotels and Resorts.  Mr. Malek is also a director of
                                                      American Management Systems, Inc. Automatic Data
                                                      Processing, Inc., Avis, Inc., FPL Group, Inc., ICF
                                                      International Manor Care, Inc. and National Education
                                                      Corporation.  Mr. Malek is a director or trustee of 14 other investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Judith Davidson Moyers; 59            Trustee         Mrs. Moyers is president of Public Affairs Television,
Public Affairs Television                             Inc., an educational consultant and a home economist.
356 W. 58th Street                                    Mrs. Moyers is also a director of Ogden Corporation
New York, New York  10019                             and a director or trustee of 14 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Margo N. Alexander; 48               President        Mrs. Alexander is president, chief executive officer and
                                                      a director of Mitchell Hutchins.  Prior to January 1995,
                                                      Mrs. Alexander was an executive vice president of
                                                      PaineWebber.  Mrs. Alexander is also a trustee of
                                                      nine other investment companies and president of 31 other
                                                      investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

Teresa M. Boyle; 37                Vice President     Ms. Boyle is a first vice president and
                                                      manager--advisory administration of Mitchell Hutchins.
                                                      Prior to November 1993, she was compliance manager
                                                      of Hyperion Capital Management, Inc., an investment
                                                      advisory firm.  Prior to April 1993, Ms. Boyle was a
                                                      vice president and manager--legal administration of
                                                      Mitchell Hutchins.  Ms. Boyle is also a vice president
                                                      of 31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Gigi L. Capes; 31                Vice President and   Ms. Capes is a vice president and the tax manager of
                                Assistant Treasurer   the mutual fund finance division of Mitchell Hutchins.
                                                      Prior to 1992, she was a tax senior consultant with
                                                      KPMG Peat Marwick.  Ms. Capes is also a vice president
                                                      and assistant treasurer 31 other investment company
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.


Joan L. Cohen; 31                Vice President and   Ms. Cohen is a vice president and attorney of Mitchell
                                Assistant Secretary   Hutchins.  Prior to December 1993, she was an
                                                      associate at the law firm of Seward & Kissel.
                                                      Ms. Cohen is also a vice president and assistant
                                                      secretary of 24 other investment company for which
                                                      Mitchell Hutchins or PaineWebber serves as investment
                                                      adviser.

Karen L. Finkel; 38                Vice President     Mrs. Finkel is a first vice president and portfolio
                                                      manager of Mitchell Hutchins.  Mrs. Finkel is also a
                                                      vice president of one other investment company for
                                                      which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Ellen R. Harris; 49                Vice President     Ms. Harris is chief domestic equity strategist and a
                                                      managing director of Mitchell Hutchins.  Ms. Harris is
                                                      also a vice president of two other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Mary B. King; 32                   Vice President     Mrs. King is a first vice president and a portfolio
                                                      manager of Mitchell Hutchins.  Mrs. King is also a
                                                      vice president of one other investment company for
                                                      which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Thomas J. Libassi; 37              Vice President     Mr. Libassi is a senior vice president of Mitchell
                                                      Hutchins.  Prior to May 1994, he was a vice president
                                                      of Keystone Custodian Funds Inc. with portfolio
                                                      management responsibility.  Mr. Libassi is also a vice
                                                      president of three other investment companies for which
                                                      Mitchell Hutchins or PaineWebber serves as investment
                                                      adviser.

C. William Maher; 34             Vice President and   Mr. Maher is a first vice president and the senior
                                Assistant Treasurer   manager of the Fund Administration Division of
                                                      Mitchell Hutchins.  Mr. Maher is also a vice president
                                                      and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Dennis McCauley; 49                Vice President     Mr. McCauley is a managing director and chief
                                                      investment officer--fixed income of Mitchell Hutchins.
                                                      Prior to December 1994, he was Director of Fixed
                                                      Income Investments of IBM Corporation.  Mr.
                                                      McCauley is also a vice president of 16 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Ann E. Moran; 38                 Vice President and   Ms. Moran is a vice president of Mitchell Hutchins.
                                Assistant Treasurer   Ms. Moran is also a vice president and assistant
                                                      treasurer of 31 other investment companies for which
                                                      Mitchell Hutchins or PaineWebber serves as investment
                                                      adviser.

Dianne E. O'Donnell; 43          Vice President and   Ms. O'Donnell is a senior vice president and deputy
                                     Secretary        general counsel of Mitchell Hutchins.  Ms. O'Donnell
                                                      is also a vice president and secretary of 31 other
                                                      investment companies for which Mitchell Hutchins and
                                                      PaineWebber serves as investment adviser.

Victoria E. Schonfeld; 45          Vice President     Ms. Schonfeld is a managing director and general
                                                      counsel of Mitchell Hutchins.  From April 1990 to
                                                      May 1994, she was a partner in the law firm of Arnold
                                                      & Porter.  Ms. Schonfeld is also a vice president of
                                                      31 other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Paul H. Schubert; 33             Vice President and   Mr. Schubert is a first vice president and a senior
                                Assistant Treasurer   manager of the mutual fund finance division of Mitchell
                                                      Hutchins.  From August 1992 to August 1994, he was a vice
                                                      president at Black-Rock Financial Management, L.P.
                                                      Prior to August 1992, he was an audit manager with
                                                      Ernst & Young LLP. Mr. Schubert is also a vice
                                                      president and assistant treasurer of 31 other investment
                                                      companies for which Mitchell Hutchins or
Nirmal Singh; 39                   Vice President     PaineWebber serves as investment adviser.
                                                      Hutchins.  Prior to September 1993, he was a member
                                                      of the portfolio management team at Merrill Lynch
                                                      Asset Management, Inc.  Mr. Singh is vice president
                                                      of four other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Julian F. Sluyters; 35           Vice President and   Mr. Sluyters is a senior vice president and the director
                                     Treasurer        of the mutual fund finance division of Mitchell
                                                      Hutchins.  Prior to 1991, he was an audit senior
                                                      manager with Ernst & Young LLP.  Mr. Sluyters is
                                                      also a vice president and treasurer of 31 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

                                   Position with                         Business Experience;
Name and Address*; Age               the Trust                           Other Directorships
------------------------------  --------------------  ----------------------------------------------------------

Mark A. Tincher; 40                Vice President     Mr. Tincher is a managing director and chief
                                                      investment officer--U.S. equity investments of Mitchell
                                                      Hutchins.  Prior to March 1995, he was a vice
                                                      president and directed the U.S. funds management and
                                                      equity research areas of Chase Manhattan Private
                                                      Bank.  Mr. Tincher is also a vice president of 10 other
                                                      investment companies for which Mitchell Hutchins or
                                                      PaineWebber serves as investment adviser.

Gregory K. Todd; 39              Vice President and   Mr. Todd is a first vice president and associate general
                                Assistant Secretary   counsel of Mitchell Hutchins.  Prior to 1993, he was a
                                                      partner in the law firm of Shereff, Friedman, Hoffman
                                                      & Goodman.  Mr. Todd is also a vice president and
                                                      assistant secretary of 31 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

Craig M. Varrelman; 37             Vice President     Mr. Varrelman is a first vice president of Mitchell
                                                      Hutchins.  Mr. Varrelman is also a vice president of
                                                      four other investment companies for which Mitchell
                                                      Hutchins or PaineWebber serves as investment adviser.

Keith A. Weller; 34              Vice President and   Mr. Weller is a first vice president and associate
                                Assistant Secretary   general counsel of Mitchell Hutchins.  From September
                                                      1987 to May 1995, he was an attorney in private
                                                      practice.  Mr. Waller is also a vice president and
                                                      assistant secretary of 23 other investment companies
                                                      for which Mitchell Hutchins or PaineWebber serves as
                                                      investment adviser.

_________________________

* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Messrs. Bewkes is an "interested person" of the Trust as defined in the Investment Company Act of 1940 ("1940 Act") by virtue of his positions with PW Group.

Trustees who are not "interested persons" receive $2,500 annually and $250 per meeting of the board or any committee thereof from PaineWebber Managed Assets Trust (Capital Appreciation Fund), $1,500 and $250 per meeting of the board or any committee thereof from PaineWebber Financial Services Growth Fund, Inc., and $5,000 annually and $250 per meeting of the board or any committee thereof from PaineWebber Managed Investments Trust (Utility Income Fund). Trustees also are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of each Fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receive any compensation from the Trust for acting as a trustee or officer.

     The table below includes certain information relating to the compensation of each Trust's trustees or Fund's directors who held office during the last fiscal year.


                               COMPENSATION TABLE

                                                      Aggregate                    Pension or
                                                    Compensation      Aggregate    Retirement                      Total
                                      Aggregate       From PW       Compensation    Benefits                   Compensation
                                    Compensation     Financial          From       Accrued as     Estimated      From the
                                       From PW        Services        Managed        Part of       Annual      Trust and the
                                       Managed         Growth Fund, Investments    the Trust's  Benefits Upon      Fund
     Name of Person, Position       Assets Trust*      Inc.*          Trust**       Expenses     Retirement     Complex***
---------------------------------   -------------    -------------- ------------   -----------  -------------  -------------
E. Garrett Bewkes, Jr.                      -             -              -               -              -             -
  Trustee/Director and chairman of
  the board of trustees/directors

Meyer Feldberg,
  Trustee/Director.................      $4,875         $3,000         $7,250            -              -         $106,375

George W. Gowen,
  Trustee/Director.................       4,625          2,750          7,250            -              -           99,750

Frederic V. Malek,
  Trustee/Director.................       4,875          3,000          7,250            -              -           99,750

Judith Davidson Moyers,
  Trustee/Director.................       4,375          2,500          7,250            -              -           98,500

Thomas F. Murray
  Trustee/Director.................       4,625          2,750          6,500            -              -           83,750

__________________________

* Represents fees paid to each trustee during the fiscal year ended March 31, 1995.

** Represents fees paid to each trustee during the fiscal year ended November 30, 1995.

*** Represents total compensation paid to each trustee during the calendar year ended December 31, 1995.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

INVESTMENT ADVISORY ARRANGEMENTS

Mitchell Hutchins acts as the investment adviser and administrator to each Fund pursuant to advisory contracts. Under the advisory contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of the value of the Fund's average daily net assets. Furthermore, under a service agreement with each Fund that is reviewed by each board of trustees or board of directors annually, PaineWebber provides certain services to the Funds not otherwise provided by the Funds' transfer agent.

Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

As required by state regulation, Mitchell Hutchins will reimburse the Fund if and to the extent the aggregate operating expenses of the Fund in any fiscal year exceed applicable limits. Currently, the most restrictive such limit applicable to the Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees and extraordinary items, are excluded from this limitation. For the last applicable fiscal years and period, no reimbursements were made pursuant to such limitation to any Fund.

Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Fund's board of directors or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.

CAPITAL APPRECIATION FUND. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to a contract dated March 20, 1992 with the Trust ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the Advisory Contract, for the fiscal years ended March 31, 1995 and March 31, 1994 and the period from April 7, 1992 (commencement of operations) to March 31, 1993, the Fund paid (or accrued) to Mitchell Hutchins in investment advisory and administration fees of $2,168,097, $2,018,477 and $1,109,234, respectively.

Pursuant to a service agreement with the Fund that is reviewed by the Trust's board of trustees annually, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. Pursuant to the service agreement, for the fiscal years ended March 31, 1995 and March 31, 1994 and the period from April 7, 1992 (commencement of operations) to March 31, 1993 and the Fund paid (or accrued) to PaineWebber service fees of $98,260, $88,794 and $55,713, respectively.

The Advisory Contract authorities Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with the Sub-Adviser, dated March 21, 1995 ("Sub-Advisory Contract"), pursuant to which the Sub-Adviser determines what securities will be purchased, sold or held by the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays the Sub-Adviser a monthly fee of 50% of the fee paid by the Fund to Mitchell Hutchins under the Advisory Contract. The Sub-Adviser bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. Under the Sub-Advisory Contract and a prior substantially identical contract for the fiscal years ended March 31, 1995 and March 31, 1994 and the period from April 7, 1992 (commencement of operations) to March 31, 1993, Mitchell Hutchins paid (or accrued) to the Sub-Adviser sub-advisory fees of $1,084,049, $1,009,239 and $554,617, respectively.

Under the Sub-Advisory Contract, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice to the Sub-Adviser, or by the Sub-Adviser on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by the Sub-Adviser of its representations and warranties, which breach shall not have been cured within a 20-day period after notice of such breach;
(2) if the Sub-Adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to the Sub-Adviser.

FINANCIAL SERVICES GROWTH FUND.  Mitchell Hutchins acts as the investment
------------------------------
adviser and administrator of the Fund pursuant to a contract with the Fund dated April 1, 1990 ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. During the fiscal years ended March 31, 1995, March 31, 1994 and March 31, 1993, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees totalling $480,025, $513,461 and $376,258, respectively.

Pursuant to a service agreement with the Fund that is reviewed by the Fund's board of directors annually, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. Pursuant to the service agreement, for the fiscal years ended March 31, 1995, March 31, 1994 and March 31, 1993, the Fund paid (or accrued) to PaineWebber $22,723, $22,270 and $14,702, respectively.

UTILITY INCOME FUND.  Mitchell Hutchins acts as the investment adviser and
-------------------
administrator of the Fund pursuant to a contract with the Trust dated April 21, 1988, as supplemented by a separate Fee Agreement dated May 1, 1992 ("Advisory Contract"). Under the Advisory Contract, the Trust pays Mitchell Hutchins an annual fee of 0.70% of the Fund's average net assets, computed daily and paid monthly.

For the fiscal years ended November 30, 1995 and November 30, 1994 and the period July 2, 1993 (commencement of operations) to November 30, 1993, the Trust paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $436,613, $515,462 and $190,913, respectively.

Under a service agreement with the Trust, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. The agreement is reviewed by the Trust's board of trustees annually. For the fiscal years ended November 30, 1995 and November 30, 1994 and the period July 2, 1993, (commencement of operations) to November 30, 1993, PaineWebber earned fees under the service agreement in the amounts of $24,449, $28,223 and $10,021, respectively.

NET ASSETS

The following table shows the approximate net assets as of December 31, 1995, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                         Net Assets
          Investment Category              ($ mil)
---------------------------------------  -----------

Domestic (excluding Money Market)......  $ 5,674.6

Global.................................    2,847.3

Equity/Balanced........................    2,810.4

Fixed Income (excluding Money Market)..    5,711.5

     Taxable Fixed Income..............    3,957.9

     Tax-Free Fixed Income.............    1,753.6

Money Market Funds.....................   20,622.2



PERSONNEL TRADING POLICIES

Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees. The codes of ethics establish procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics applicable to Mitchell Hutchins personnel puts restrictions on the timing of personal investing in relation to trades by PaineWebber and other Mitchell Hutchins advisory clients. Sub-Adviser personnel may also invest in securities for their own accounts pursuant to a comparable code of ethics.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins acts as the distributor of the Funds' Class A, Class B and Class C shares under separate distribution contracts with each Fund dated July 7, 1993 (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber dated July 7, 1993, relating to the Class A, Class B and Class C shares (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Funds' shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by the Funds in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Funds each pay Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares for each respective Fund. Under the Class B Plan and the Class C Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares of each respective Fund.

Among other things, each Plan provides that (1) Mitchell Hutchins will submit to each Fund's board of trustees or board of directors at least quarterly, and the trustees or directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by each board of trustees or board of directors, including those trustees or directors who are not "interested persons" of their respective Funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the respective Fund and (4) while the Plan remains in effect, the selection and nomination of trustees or directors who are not "interested persons" of the Funds shall be committed to the discretion of the trustees or directors who are not "interested persons" of their respective Funds.

In reporting amounts expended under the Plans to the trustees or directors, Mitchell Hutchins allocates expenses attributable to the sale of each Class of each Fund's shares to such Class based on the ratio of sales of shares of such Class to the sales of all three Classes of shares. The fees paid by one Class of a Fund's shares will not be used to subsidize the sale of any other Class of Fund shares.

For the fiscal year ended March 31, 1995 (for Capital Appreciation Fund and Financial Services Growth Fund) and November 30, 1995 (for Utility Income Fund), the Funds paid (or accrued) the following respective fees to Mitchell Hutchins under the Plans:

                 CAPITAL             FINANCIAL
               APPRECIATION           SERVICE
                  FUND             GROWTH FUND      UTILITY INCOME FUND
           --------------------  -----------------  -------------------



Class A..            $  146,951           $124,319             $ 28,100

Class B..            $1,322,393           $142,332             $380,824

Class C..            $  257,893           $ 46,135             $130,503


Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each Fund during the fiscal year ended March 31, 1995 (for Capital Appreciation Fund and Financial Services Growth Fund) and November 30, 1995 (for Utility Income Fund):

                                                          CAPITAL            FINANCIAL
                                                       APPRECIATION          SERVICES
                                                           FUND             GROWTH FUND      UTILITY INCOME FUND
                                                       ------------         -----------      -------------------
CLASS A
-------


Marketing and advertising..................              $ 25,350            $ 14,403             $ 33,365

Printing of prospectuses and statement of                $  1,834            $  4,851             $     93
 additional information....................

Branch network costs allocated and                       $279,694            $ 63,628             $ 31,627
 interest expense..........................

Service fees paid to PaineWebber                         $ 66,128            $ 55,944             $ 12,645
 Investment Executives.....................


CLASS B
-------

Marketing and advertising..................              $ 57,431            $ 18,082             $159,959

Amortization of commissions................              $568,533            $ 67,011             $189,121

Printing of prospectuses and statement of                $  4,068            $  1,611             $    447
 additional information....................

Branch network costs allocated and                       $703,288            $117,529             $191,113
 interest expense..........................

Service fees paid to PaineWebber                         $148,770            $ 16,012             $ 42,843
 investment executives.....................


CLASS C
-------

Marketing and advertising..................              $ 29,735            $ 25,515             $ 41,770

Amortization of commissions................              $ 36,119            $ 19,875             $ 28,994

Printing of prospectuses and statement of                $  2,074            $    409             $    117
 additional information....................

Branch network costs allocated and                       $344,927            $195,843             $ 42,551
 interest expense..........................
Service fees paid to PaineWebber                         $ 29,013            $  5,190             $ 14,682
 investment executives.....................

"Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Funds' shares, including the PaineWebber retail branch system.

In approving the Funds' overall Flexible Pricing SM system of distribution, each Trust's boards of trustees or Fund's board of directors considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Funds' shares and (3) maintain the competitive position of the Funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

In approving the Class A Plan, the trustees or directors of each Fund considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (4) the services provided to the Funds and their shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

In approving the Class B Plan, the trustees or directors of each Fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (5) the services provided to the Funds and their shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The trustees and directors also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

In approving the Class C Plan, the trustees or directors of each Fund considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Funds than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (5) the services provided to the Funds and their shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees and directors also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

With respect to each Plan, the trustees or directors considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees and directors also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each

Fund, which would increase if the Plan were successful and the Funds attained and maintained significant asset levels.

Under the Distribution Contract for the Class A shares and similar prior distribution contracts, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.

                  Fiscal Year Ended

                         1995       1994       1993
                        --------  --------  ----------
CAPITAL APPRECIATION FUND

Earned...........       $118,445  $286,632  $1,566,801

Retained.........       $  7,400  $ 16,609  $   93,862



FINANCIAL SERVICES GROWTH FUND

Earned...........       $ 65,516  $130,214  $  104,620

Retained.........       $ 37,931  $ 85,205  $   15,815



UTILITY INCOME FUND

Earned...........       $ 12,015  $ 74,565  $  650,971

Retained.........       $    608  $  4,440  $   72,315

For the fiscal year ended August 31, 1995 (for Capital Appreciation Fund and Financial Services Growth Fund) and November 30, 1995 (for Utility Income Fund), Mitchell Hutchins earned and retained $574,248, $81,254, and $276,058, respectively, in contingent deferred sales charges paid upon certain redemptions of Class B shares.


                             PORTFOLIO TRANSACTIONS

Subject to policies established by each Fund's board of trustees or board of directors, Mitchell Hutchins (or, in the case of PaineWebber Capital Appreciation Fund throughout this section on Portfolio Transactions, the Sub-Adviser) is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Sub-Adviser seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. While Mitchell Hutchins or the Sub-Adviser generally seeks reasonably competitive commission rates and dealer spreads, payment of the lowest commission or spread is not necessarily consistent with obtaining the best net results. For the fiscal years ended March 31, 1995, and March 31, 1994 and the period from April 7, 1992 (commencement of operations) to March 31, 1993, Capital Appreciation Fund paid $322,307, $421,737 and $577,885, respectively, in brokerage commissions. For the fiscal years ended March 31, 1995, March 31, 1994 and March 31, 1993, Financial Services Growth Fund paid $20,088, $28,924 and $49,552, respectively, in brokerage commissions. For the fiscal years ended November 30, 1995, and November 30, 1994 and the period July 2, 1993 (commencement of operations) to November 30, 1993, Utility Income Fund paid $74,250, $185,420 and $107,760, respectively, in brokerage commissions.


The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The Funds' board of trustees or board of directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended March 31, 1995, Capital Appreciation Fund paid no brokerage commissions to PaineWebber or any other Mitchell Hutchins affiliate. For the fiscal year ended March 31, 1994, Capital Appreciation Fund paid $2,730 in brokerage commissions to PaineWebber. For the period from April 7, 1992 (commencement of operations) to March 31, 1993, no brokerage commissions were paid by the Fund to PaineWebber or any other Mitchell Hutchins affiliate. For the fiscal year ended March 31, 1995, Financial Services Growth Fund paid no brokerage commissions to PaineWebber. For the fiscal years ended March 31, 1994 and March 31, 1993, Financial Services Growth Fund paid $0 and $4200, respectively, in brokerage commissions to PaineWebber. For the fiscal years ended November 30, 1995 and November 30, 1994 and the period July 2, 1993 (commencement of operations) to November 30, 1993, Utility Income Fund paid no brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber are similar to those in effect with respect to brokerage transactions in securities.

Consistent with the interests of the Funds and subject to the review of each Fund's board of trustees or board of directors, Mitchell Hutchins or the Sub-Adviser may cause the Funds to purchase and sell portfolio securities from and to dealers or through brokers who provide the Funds with research, analysis, advice and similar services. In return for such services, the Funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins and the Sub-Adviser, as applicable, to the Funds and their other clients and that the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term. For the fiscal year ended March 31, 1995 (for Capital Appreciation Fund and Financial Services Growth Fund) and November 30, 1995 (for Utility Income Fund), Mitchell Hutchins directed $45,882,954, $743,887 and $7,084,068, respectively, in portfolio transactions to brokers chosen because they provided research services, for which the Funds paid $75,512, $1,400 and $10,010, respectively, in commissions.


For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins or the Sub-Adviser seeks best execution. Although Mitchell Hutchins and the Sub-Adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the Sub-Adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Sub-Adviser will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins or the Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins or the Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or the Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or the Sub-Adviser under the Sub-Advisory Contract.

Investment decisions for the Funds and for other investment accounts managed by Mitchell Hutchins or by the Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board of trustees or board of directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.

PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

The Funds' respective portfolio turnover rates for the preceding two fiscal years were:

    CAPITAL APPRECIATION FUND

    Fiscal Year ended March 31, 1995      42%

    Fiscal Year ended March 31, 1994      60%


    FINANCIAL SERVICES GROWTH FUND

    Fiscal Year ended March 31, 1995      14%

    Fiscal Year ended March 31, 1994      22%

    UTILITY INCOME FUND

    Fiscal Year ended November 30, 1995   30%
    Fiscal Year ended November 30, 1994   92%


           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

An "eligible group of related Fund investors" can consist of any combination of the following:

(a) an individual, that individual's spouse, parents and children;

(b) an individual and his or her Individual Retirement Account ("IRA");

(c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

(d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);

(e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

(f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

(g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

(h) an individual's accounts with the same investment adviser.

RIGHTS OF ACCUMULATION-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

WAIVERS OF SALES CHARGES-CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Funds, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Funds acquired through the exchange.

ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Funds may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Funds' net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Funds during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

SYSTEMATIC WITHDRAWAL PLAN. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Funds of sufficient Fund shares to provide the withdrawal payment specified by participants in the Funds' systematic withdrawal plan. The payment generally is mailed approximately five business days after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends and Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

REINSTATEMENT PRIVILEGE-CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Funds without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends and Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN SM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT (R)(RMA (R))

Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

 .    monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard
     (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

 .    comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

 .    automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the seven RMA money market funds-RMA Money Market Portfolio, RMA
     U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal
     Money Fund, RMA Connecticut Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

 .    check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

 .    Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

 .    24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

 .    expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

 .    automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

Class B shares of the Funds will automatically convert to Class A shares, based on the relative net asset values per share of the two Classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares of each Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If the shareholder acquired Class B shares of each Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion into Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of the Funds would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.


                              VALUATION OF SHARES

The Funds determine their net asset values per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on Nasdaq are valued at the last trade price on Nasdaq at 4:00 p.m., eastern time; other OTC securities are valued at the last bid price available prior to valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Fund's board of trustees or board of directors. In valuing lower rated corporate debt securities it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. All investments of the Funds quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Funds' custodian.

Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in a computation of the Funds' net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of each Fund's board of trustees or board of directors. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.


                            PERFORMANCE INFORMATION

The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each Fund's Performance Advertisements are calculated according to the following formula:

P(1 + T)/n/ = ERV
where:    P = a hypothetical initial payment of $1,000 to purchase shares of a specified Class
          T = average annual total return of shares of that Class n = number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

The following table shows performance information for the Class A, Class B and Class C shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average return.

               CAPITAL APPRECIATION FUND
               -------------------------

                                     Class A   Class B   Class C
                                     -------   -------   -------

Fiscal year ended March 31, 1995:

     Standardized Return*..........     5.38%     4.46%     8.45%
     Non-Standardized Return.......    10.36%     9.46%     9.45%

Inception** to March 31, 1995:

     Standardized Return*..........     8.80%     8.80%    13.49%
     Non-Standardized Return.......    10.49%     9.64%    13.49%

---------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.

** The inception date for each Class of shares is as follows: Class A - April 7, 1992, Class B - April 7, 1992, and Class C - July 2, 1992.


                         FINANCIAL SERVICES GROWTH FUND
                         ------------------------------

                                     CLASS A   CLASS B   CLASS C
                                     --------  --------  --------

Fiscal year ended March 31, 1995:

   Standardized Return*............     5.24%     4.37%     8.34%
   Non-Standardized Return.........    10.22%     9.37%     9.34%

Five years ended March 31, 1995:

   Standardized Return*............    19.25%       NA        NA
   Non-Standardized Return.........    20.36%       NA        NA

Inception** to March 31, 1995:

   Standardized Return*............    11.25%    19.91%    12.91%
   Non-Standardized Return.........    11.84%    20.24%    12.91%

---------------

* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.

** The inception date for each Class of shares is as follows: Class A - May 22, 1986, Class B - July 1, 1991, and Class C - July 2, 1992.


                              UTILITY INCOME FUND
                              -------------------

                                     CLASS A   CLASS B   CLASS C
                                     --------  --------  --------

Fiscal year ended November 30,
 1995:

   Standardized Return*............    18.09%    17.73%    21.71%
   Non-Standardized Return.........    23.64%    22.73%    22.71%

Inception** to November 30, 1995:

   Standardized Return*............     5.64%     5.71%     8.69%
   Non-Standardized Return.........    10.61%     8.71%     8.69%

* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.

** The inception date for each Class of shares is as follows: Class A - July 2, 1993, Class B - July 2, 1993, and Class C - July 2, 1993.



OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. The securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in any of the Funds involves greater risks than an investment in either a money market fund or a CD.

The Funds may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                                   [GRAPHICS]

Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1994, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $8,101, significantly more than any other investment.

The chart shown is for illustrative purposes only and does not represent the Funds' performance and should not be considered an indication or guarantee of future results. Year-to-year fluctuations of the S&P 500 have been significant, and total return for some periods has been negative. The S&P 500 includes companies with larger market capitalizations than those in which the Funds invest. Unlike investors in bonds and Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on Treasury bonds with 20-year maturities.

                                     TAXES

In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Funds must distribute to their shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) each Fund must derive at least 90% of their gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) each Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Funds in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Funds and received by the shareholders on December 31 of that year if the distributions are paid by the Funds during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by each Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If shares of any Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends and interest received by each Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Funds' total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, each Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes; (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources; and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Funds will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, each Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in each Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)-which would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax-even if those earnings and gain are not distributed to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

The use of hedging strategies, such as writing ("selling") and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by futures regulations), and income from transactions in options, futures and forward currency contracts derived by each Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                               OTHER INFORMATION

CAPITAL APPRECIATION FUND
-------------------------

     PaineWebber Managed Assets Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust or Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes it remote and not material.

FINANCIAL SERVICES GROWTH FUND
------------------------------

     PaineWebber Financial Services Growth Fund is incorporated in the State of Maryland. Prior to December 14, 1995, the Fund's name was "PaineWebber Regional Financial Growth Fund," and prior to July 1, 1991, the Fund's name was "PaineWebber Classic Regional Financial Fund Inc." Prior to April 1, 1990, the Fund operated as a closed-end investment company under the name of "Regional Financial Shares Investment Fund Inc."

     The Fund is authorized to issue Class C shares in addition to Class A, Class B and Class D shares. Class C shares, if issued, would bear no service or distribution fees, would be sold with no initial sales charge and would be redeemable at net asset value without the imposition of a contingent deferred sales charge.

UTILITY INCOME FUND
-------------------

     PaineWebber Managed Investments Trust is an entity of the type commonly known as a "Massachusetts business trust." Prior to February 26, 1992, the Trust's name was "PaineWebber Fixed Income Portfolios." Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires the notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any Fund shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of a shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the Fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, counsel to the Funds, has passed upon the legality of the shares offered by the Funds' Prospectus. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Funds.


                              FINANCIAL STATEMENTS

     Each Fund's Annual Report to Shareholders for the last fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") CORPORATE BOND
RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE DEBT RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C1. The rating C1 is reserved for income bonds on which no interest is being paid; D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

                                                          PAGE NO.
                                                          --------

INVESTMENT POLICIES AND RESTRICTIONS.......................   1

HEDGING STRATEGIES.........................................  15

TRUSTEES AND OFFICERS......................................  23

INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS..........  36

PORTFOLIO TRANSACTIONS.....................................  43

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
            INFORMATION AND OTHER SERVICES.................  46

CONVERSION OF CLASS B SHARES...............................  50

VALUATION OF SHARES........................................  50

PERFORMANCE INFORMATION....................................  51

TAXES......................................................  56

OTHER INFORMATION..........................................  58

FINANCIAL STATEMENTS.......................................  59

APPENDIX...................................................  60


(C) 1996 Paine Webber Incorporated

                     PAINEWEBBER CAPITAL APPRECIATION FUND

                   PAINEWEBBER FINANCIAL SERVICES GROWTH FUND

                        PAINEWEBBER UTILITY INCOME FUND


________________________________________________________________________________

                      Statement of Additional Information

                                                               February   , 1996

                           PART C.  OTHER INFORMATION
                           --------------------------

       Item 24.  Financial Statements and Exhibits
                 ---------------------------------

       (a)  Financial Statements:

       Included in Part A of this Registration Statement:

              Unaudited Financial Highlights for one Class A, B and C share of the Fund for the six months ended September 30, 1995.

              Financial Highlights for one Class A share of the Fund for each of the eight years in the period ended March 31, 1995 and for the period May 22, 1986 (commencement of operations) to March 31, 1987.

              Financial Highlights for one Class B share of the Fund for each of the three years in the period ended March 31, 1995 and for the period July 1, 1991 (commencement of offering) to March 31, 1992.

              Financial Highlights for one Class D share of the Fund for each of the two years in the period ended March 31, 1995 and for the period July 2, 1992 (commencement of offering) to March 31, 1993.

       Included in part B of this Registration Statement through incorporation by reference from the Semi-Annual Report to Shareholders (previously filed with the Securities and Exchange Commission through EDGAR on December 4, 1995, Accession No. 0000950130-95-002620):

               Portfolio of Investments at September 30, 1995 (unaudited)

               Statement of Assets and Liabilities at September 30, 1995 (unaudited)

               Statement of Operations for the six months ended September 30, 1995 (unaudited)

               Statement of Changes in Net Assets for the six months ended September 30, 1995 and for the year ended March 31, 1995 (unaudited)

               Notes to Financial Statements (unaudited)

               Financial Highlights for one Class A, B and C share of the Fund for the six months ended September 30, 1995 (unaudited).

       Included in part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders (previously filed with the Securities and Exchange Commission through EDGAR on May 26, 1995, Accession No. 0000789576-95-000001):

               Portfolio of Investments at March 31, 1995

               Statement of Assets and Liabilities at March 31, 1995

               Statement of Operations for the year ended March 31, 1995

               Statement of Changes in Net Assets for each of the two years in the period ended March 31, 1995

               Notes to Financial Statements

               Financial Highlights for one Class A share of the Fund for each of the five years in the period ended March 31, 1995.

               Financial Highlights for one Class B share of the Fund for each of the three years in the period ended March 31, 1995 and for the period July 1, 1991 (commencement of offering) to March 31, 1992.

               Financial Highlights for one Class D share of the Fund for each of the two years in the period ended March 31, 1995 and for the period July 2, 1992 (commencement of offering) to March 31, 1993.

               Report of Ernst & Young LLP, Independent Auditors, dated May 19, 1995.

       (b)  Exhibits:

          (1)  (a)  Amended and Restated Articles of Incorporation 2/
               (b)  Articles of Amendment effective July 1, 1991 12/
               (c)  Articles Supplementary effective June 23, 1992 12/
               (d)  Articles of Amendment effective November 10,
                    1995 12/
               (e) Articles of Amendment effective January 17, 1996 (filed herewith)
          (2)  (a)  By-Laws as amended 2/
               (b) Certificate of Amendment dated September 28, 1994 to By-Laws 11/
          (3)  Voting trust agreement - none
          (4) Instruments defining the rights of holders of Registrant's shares of common stock 9/
          (5)  Investment Advisory and Administration Contract 3/

          (6)  (a) Distribution Contract with respect to Class A shares 10/
               (b) Distribution Contract with respect to Class B shares 10/
               (c) Distribution Contract with respect to Class C shares 12/
               (d) Exclusive Dealer Agreement with respect to Class A shares 10/
               (e) Exclusive Dealer Agreement with respect to Class B shares 10/
               (f) Exclusive Dealer Agreement with respect to Class C shares 12/
          (7)  Bonus, profit sharing or pension plans - none
          (8)  Custodian Agreement 3/
          (9)  (a) Transfer Agency and Service Contract 5
               (b) Service Contract 3/
          (10) (a) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A and B shares 5/
               (b) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the registrant, with respect to Class C shares 7/
          (11) Other opinions, appraisals, rulings and consents:
                    Independent Auditors' Consent (filed herewith)
          (12) Financial statements omitted from prospectus-none
          (13) Letter of investment intent 1/
          (14) Prototype Retirement Plan 6/
          (15) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 7/
               (b) Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class B shares 7/
               (c) Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class C shares 8/
          (16) (a) Schedule for Computation of Performance Quotations with respect to Class A shares 5/
               (b) Schedule for Computation of Performance Quotations with respect to Class B shares 7/
               (c) Schedule for Computation of Performance Quotations with respect to Class C shares 8/
          (17) and
          (27) Financial Data Schedule (filed herewith)
          (18) Plan pursuant to Rule 18f-3 11/

       1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement on Form N-2, SEC File No. 33-3317, filed May 14, 1986.

       2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-1A, SEC File No. 33-33231, filed April 11, 1990.

       3/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 27, 1990.

       4/ Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement on Form N-1A, SEC File No. 33-33231, filed May 1, 1991.

       5/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement on Form N-1A, SEC File No. 33-33231, filed June 21, 1991.

       6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

       7/ Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement on Form N-1A, SEC File No. 33-33231, filed June 24, 1992.

       8/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 29, 1993.

       9/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Articles of Incorporation as amended July 1, 1991, June 23, 1992, November 10, 1995, and January 17, 1996 and from Articles II, VIII, X, XI, and XII of the Registrant's By-Laws, as amended September 28, 1994.

       10/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 22, 1994.

       11/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 28, 1995.

       12/  Incorporated by reference from Post-Effective Amendment No.   12 to
            the registration statement on Form N-1A, SEC File No. 33-33231, filed December 11, 1995.

       Item 25.  Persons Controlled by or under Common Control with Registrant
                 -------------------------------------------------------------

               None


       Item 26.  Number of Holders of Securities
                 -------------------------------

               Title of Class                 Number of Record Holders
               --------------                 as of January 31, 1996
                                              ------------------------

             Shares of Common Stock,
             par value $0.001 per share
             --------------------------

               PaineWebber Financial
             Services Growth Fund Inc.

                   Class A Shares                       5,323

                   Class B Shares                       2,474

                   Class C Shares                         730


       Item 27.  Indemnification
                 ---------------

               Section 10.1 of ARTICLE TENTH of the Amended and Restated Articles of Incorporation provides that to the maximum extent permitted by the law, no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages.

               Section 10.2 of ARTICLE TENTH further provides that to the maximum extent permitted by law, the Registrant shall indemnify and advance expenses as provided in the By-Laws to its present and past directors, officers, employees and agents, and persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent in similar capacities for other entities.

               Section 10.3 of ARTICLE TENTH further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability.

               Additionally, Section 10.4 of ARTICLE TENTH provides that any repeal or modification of ARTICLE TENTH or adoption or modification of any other provision of the Articles or By-Laws inconsistent with ARTICLE TENTH shall be prospective only, to the extent that such repeal or modification would, if applied retroactively, adversely affect any limitation of liability of any director or officer of the Registrant or indemnification to any person covered by ARTICLE TENTH with respect to any act or omission which occurred prior to such repeal, modification or adoption.

               Section 9.01 of the By-Laws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Section 9.02 of Article IX of the By-Laws further provides that the Registrant may purchase and maintain insurance or other sources of reimbursement to the extent permitted by law on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee, or agent of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her position.

               Section 9 of the Investment Advisory and Administration Contract between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Registrant provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series or the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 9 further provides that any person, even though also an officer, director, employee or agent of Mitchell Hutchins, who may be or become an officer, director or employee of the Registrant shall be deemed, when rendering services to any series or the Registrant or acting with respect to any business of such series or the Registrant, to be rendering such service to or acting solely for any series or the Registrant and not as an officer, director, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

               Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

               Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

               Section 6 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Service Contract.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       Item 28.  Business and Other Connections of Investment Adviser
                 ----------------------------------------------------

               Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

       Item 29.  Principal Underwriters
                 ----------------------

               a)  Mitchell Hutchins serves as principal underwriter   and/or
       investment adviser for the following investment companies:

               ALL AMERICAN TERM TRUST INC.
               GLOBAL HIGH INCOME DOLLAR FUND INC.
               GLOBAL SMALL CAP FUND INC.
               INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
               MANAGED HIGH YIELD FUND, INC.
               MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST II MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST III PAINEWEBBER AMERICA FUND
               PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC. PAINEWEBBER INVESTMENT SERIES
               PAINEWEBBER MANAGED ASSETS TRUST
               PAINEWEBBER MANAGED INVESTMENTS TRUST
               PAINEWEBBER MASTER SERIES, INC.
               PAINEWEBBER MUNICIPAL SERIES
               PAINEWEBBER MUTUAL FUND TRUST
               PAINEWEBBER OLYMPUS FUND
               PAINEWEBBER PREMIER INSURED MUNICIPAL INCOME FUND INC. PAINEWEBBER SECURITIES TRUST
               PAINEWEBBER SERIES TRUST
               STRATEGIC GLOBAL INCOME FUND INC.
               TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
               2002 TARGET TERM TRUST INC.

               b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant:

                                                       Positions and
Name and                          Positions and        Offices With
Principal Business                Offices With         Underwriter or
Address                            Registrant         Exclusive Dealer
------------------              ---------------     --------------------

Margo N. Alexander              President           President, Chief
1285 Avenue of the                                  Executive Officer
 Americas                                           and a Director of
New York, NY  10019                                 Mitchell Hutchins
                                                    and a Director and
                                                    Executive Vice
                                                    President of
                                                    PaineWebber


Teresa M. Boyle                 Vice President      First Vice
1285 Avenue of the                                  President and
 Americas                                           Manager - Advisory
New York, NY  10019                                 Administration of
                                                    Mitchell Hutchins


Gigi L. Capes                   Vice President &    Vice President &
1285 Avenue of the              Assistant           Tax Manager -
 Americas                       Treasurer           Mutual Fund Finance
New York, NY  10019                                 Division of
                                                    Mitchell Hutchins


Joan L. Cohen                   Vice President      Vice President and
1285 Avenue of the                                  Attorney of
 Americas                                           Mitchell Hutchins
New York, NY  10019

Karen Finkel                    Vice President      First Vice
1285 Avenue of the                                  President and
 Americas                                           Portfolio Manager
New York, NY  10019                                 of Mitchell
                                                    Hutchins


C. William Maher                Vice President      First Vice
1285 Avenue of the              and                 President and a
 Americas                       Assistant           Senior Manager of
New York, NY  10019             Treasurer           the Mutual Fund
                                                    Finance Division of
                                                    Mitchell Hutchins

                                                       Positions and
Name and                          Positions and        Offices With
Principal Business                Offices With         Underwriter or
Address                            Registrant         Exclusive Dealer
------------------              ---------------     --------------------

Ann E. Moran                    Vice President      Vice President of
1285 Avenue of the              and                 Mitchell Hutchins
 Americas                       Assistant
New York, NY  10019             Treasurer


Dianne E. O'Donnell             Vice President      Senior Vice
1285 Avenue of the              and                 President and
 Americas                       Secretary           Deputy General
New York, NY  10019                                 Counsel of Mitchell
                                                    Hutchins


Victoria E. Schonfeld           Vice President      Managing Director
1285 Avenue of the                                  and General Counsel
 Americas                                           of Mitchell
New York, NY  10019                                 Hutchins


Paul H. Schubert                Vice President      First Vice
1285 Avenue of the              and                 President of
 Americas                       Assistant           Mitchell Hutchins
New York, NY  10019             Treasurer           and a Senior
                                                    Manager of the
                                                    Mutual Fund Finance
                                                    Division


Julian F. Sluyters              Vice President      Senior Vice
1285 Avenue of the              and                 President and
 Americas                       Treasurer           Director of Mutual
New York, NY  10019                                 Fund Finance
                                                    Division of
                                                    Mitchell Hutchins

Mark A. Tincher                 Vice President      Managing Director
1285 Avenue of the                                  and Chief
 Americas                                           Investment
New York, NY 10019                                  Officer - U.S.
                                                    Equity Investments
                                                    of Mitchell
                                                    Hutchins


Gregory K. Todd                 Vice President      First Vice
1285 Avenue of the              and                 President and
 Americas                       Assistant           Associate General
New York, NY  10019             Secretary           Counsel of Mitchell
                                                    Hutchins

                                                       Positions and
Name and                          Positions and        Offices With
Principal Business                Offices With         Underwriter or
Address                            Registrant         Exclusive Dealer
------------------              ---------------     --------------------

Keith A. Weller                 Vice President      First Vice
1285 Avenue of the              and                 President and
 Americas                       Assistant           Associate General
New York, NY 10019              Secretary           Counsel of Mitchell
                                                    Hutchins

        (c)  None

        Item 30.  Location of Accounts and Records
                  --------------------------------

               The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


       Item 31.  Management Services
                 -------------------

               Not applicable.

       Item 32.  Undertakings
                 ------------

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Financial Services Growth Fund Inc., has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York and State of New York, on the 14th day of February, 1996.

                              PAINEWEBBER FINANCIAL SERVICES
                                 GROWTH FUND INC.


                              By:   /s/ Gregory K. Todd
                                 --------------------------------------
                                 Gregory K. Todd
                                 Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                            Title                Date
         ---------                            -----                ----

/s/ Margo N. Alexander        President
___________________________   (Chief Executive Officer)        February 14, 1996
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.    Director and Chairman of the     February 14, 1996
___________________________   Board of Directors
E. Garrett Bewkes, Jr.**

/s/ Meyer Feldberg            Director                         February 14, 1996
___________________________
Meyer Feldberg***

/s/ George W. Gowen           Director                         February 14, 1996

___________________________
George W. Gowen****

/s/ Frederic V. Malek         Director                         February 14, 1996

___________________________
Frederic V. Malek****

/s/ Judith Davidson Moyers    Director                         February 14, 1996

___________________________
Judith Davidson Moyers****

/s/ Julian F. Sluyters        Vice President and Treasurer     February 14, 1996

___________________________   (Principal Financial and Accounting
Julian F. Sluyters            Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

**   Signature affixed by Elinor W. Gammon pursuant to power of attorney dated
January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Master Series, Inc., SEC File 33-2524, filed February 28, 1994.

*** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated December 27, 1990 and incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of PaineWebber Regional Financial Growth Fund Inc., SEC File No. 33-33231, filed May 1, 1991.

**** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated April 30, 1990 and incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of PaineWebber Classic Regional Financial Fund Inc., SEC File No. 33-33231, filed July 27, 1990.

                PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
                                 EXHIBIT INDEX
                                 -------------
       Exhibit
       Number
       ------

       (1)  (a)     Amended and Restated Articles of Incorporation 2/
            (b)     Articles of Amendment effective July 1, 1991 12/
            (c)     Articles Supplementary effective June 23, 1992 12/
            (d)     Articles of Amendment effective November 10,
                    1995 12/
            (e)     Articles of Amendment effective January 17, 1996 (filed
                    herewith)
       (2)  (a)     By-Laws as amended 2/
            (b)     Certificates of Amendment dated September 28, 1994 to By-
                    Laws 11/
       (3)  Voting trust agreement - none
       (4)  Instruments defining the rights of holders of Registrant's   shares
            of common stock 9/
       (5)  Investment Advisory and Administration Contract 3/
       (6)  (a)     Distribution Contract with respect to Class A shares 10/
            (b)     Distribution Contract with respect to Class B shares 10/
            (c)     Distribution Contract with respect to Class C shares 12/
            (d)     Exclusive Dealer Agreement with respect to Class A shares
                    10/
            (e)     Exclusive Dealer Agreement with respect to Class B shares
                    10/
            (f)     Exclusive Dealer Agreement with respect to Class C shares
                    12/
       (7)  Bonus, profit sharing or pension plans - none
       (8)  Custodian Agreement 3/
       (9)  (a)  Transfer Agency and Service Contract 5/
            (b)     Service Contract 3/
       (10) (a)     Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A and B shares 5/
            (b)     Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the registrant, with respect to Class C shares 7/
       (11) Other opinions, appraisals, rulings and consents:
              Independent Auditors' Consent (filed herewith)
       (12) Financial statements omitted from prospectus-none
       (13) Letter of investment intent 1/
       (14) Prototype Retirement Plan 6/
       (15) (a)     Plan of Distribution pursuant to Rule 12b-1 with respect to
                    Class A shares 7/
            (b)     Plan of Distribution pursuant to Rule 12b-1 with respect to
                    Class B shares 7/
            (c)     Plan of Distribution pursuant to Rule 12b-1 with respect to
                    Class C shares 8/

       (16) (a) Schedule for Computation of Performance Quotations with respect to Class A shares 5/
            (b) Schedule for Computation of Performance Quotations with respect to Class B shares 7/
            (c) Schedule for Computation of Performance Quotations with respect to Class C shares 8/
       (17) and
       (27) Financial Data Schedule (filed herewith)
       (18) Plan pursuant to Rule 18f-3 11/

       ______________________
       1/ Incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement on Form N-2, SEC File No. 33-3317, filed May 14, 1986.

       2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-1A, SEC File No. 33-33231, filed April 11, 1990.

       3/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 27, 1990.

       4/ Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement on Form N-1A, SEC File No. 33-33231, filed May 1, 1991.

       5/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement on Form N-1A, SEC File No. 33-33231, filed June 21, 1991.

       6/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

       7/ Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement on Form N-1A, SEC File No. 33-33231, filed June 24, 1992.

       8/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 29, 1993.

       9/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh, and Twelfth of the Registrant's Articles of Incorporation as amended July 1, 1991, June 23, 1992, November 10, 1995, and January 17, 1996 and from Articles II, VIII, X, XI and XII of the Registrant's By-Laws, as amended September 28, 1994.

       10/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 22, 1994.

       11/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement on Form N-1A, SEC File No. 33-33231, filed July 28, 1995.

       12/ Incorporated by reference from Post-Effective Amendment No. 12 to the registration statement on Form N-1A, SEC File No. 33-33231, filed December 11, 1995.